Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.6%
		Basic Materials: 0.5%
1,250,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$ 1,178,472	0.0
2,486,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	2,450,477	0.1
476,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	484,119	0.0
1,550,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	1,574,298	0.1
2,148,000		Dow Chemical Co/The, 4.250%, 10/01/2034	2,122,387	0.1
500,000	(2)	Dow Chemical Co/The, 4.625%, 10/01/2044	464,586	0.0
1,026,000		FMC Corp., 3.200%, 10/01/2026	1,035,214	0.0
342,000		FMC Corp., 3.450%, 10/01/2029	344,310	0.0
500,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	502,288	0.0
1,020,000		International Paper Co., 4.400%, 08/15/2047	1,030,057	0.0
2,445,000		Mosaic Co/The, 5.450%, 11/15/2033	2,376,965	0.1
3,250,000	(1)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	3,334,621	0.1
500,000		Nutrien Ltd., 3.625%, 03/15/2024	504,818	0.0
250,000		Teck Resources Ltd., 6.125%, 10/01/2035	230,316	0.0
		17,632,928		0.5

		Communications: 2.1%
6,026,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	6,371,543	0.2
725,000		AT&T, Inc., 2.950%, 07/15/2026	714,815	0.0
2,564,000		AT&T, Inc., 4.300%, 02/15/2030	2,765,155	0.1
3,000,000		AT&T, Inc., 5.150%, 11/15/2046	3,544,153	0.1
3,809,000		AT&T, Inc., 5.150%, 02/15/2050	4,570,281	0.1
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	775,626	0.0
885,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	926,538	0.0
2,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,698,044	0.1
1,250,000		Comcast Corp., 2.650%, 02/01/2030	1,290,201	0.0
2,279,000		Comcast Corp., 3.999%, 11/01/2049	2,704,378	0.1
3,980,000		Comcast Corp., 4.000%, 03/01/2048	4,610,344	0.1
1,225,000		Comcast Corp., 4.600%, 10/15/2038	1,531,151	0.1
765,000		Corning, Inc., 5.450%, 11/15/2079	792,128	0.0
860,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	859,794	0.0
3,500,000		Discovery Communications LLC, 5.200%, 09/20/2047	3,592,920	0.1
375,000		Fox Corp., 3.500%, 04/08/2030	374,246	0.0
1,000,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,010,276	0.0
1,351,000		Interpublic Group of Cos, Inc./The, 4.750%, 03/30/2030	1,345,523	0.1
4,885,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	4,885,659	0.2
754,000		Omnicom Group, Inc., 4.200%, 06/01/2030	779,090	0.0
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,685,214	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,972,378	0.1
2,000,000		Verizon Communications, Inc., 3.850%, 11/01/2042	2,244,261	0.1
221,000		Verizon Communications, Inc., 4.016%, 12/03/2029	250,650	0.0
240,000	(2)	Verizon Communications, Inc., 4.000%, 03/22/2050	286,142	0.0
2,750,000		Verizon Communications, Inc., 4.812%, 03/15/2039	3,400,051	0.1
1,950,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,553,034	0.1
2,210,000		ViacomCBS, Inc., 4.375%, 03/15/2043	1,970,243	0.1
1,292,000		ViacomCBS, Inc., 4.950%, 01/15/2031	1,281,567	0.0
1,510,000		ViacomCBS, Inc., 5.500%, 05/15/2033	1,622,680	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

539,000		Walt Disney Co/The, 2.000%, 09/01/2029	527,152	0.0
3,000,000		Walt Disney Co/The, 4.750%, 11/15/2046	3,853,088	0.1
		70,788,325		2.1

		Consumer, Cyclical: 1.4%
767,606		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	650,988	0.0
146,487		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	147,619	0.0
2,614,770		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	2,850,281	0.1
572,880		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	547,080	0.0
1,129,229		American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 08/15/2029	878,104	0.0
2,000,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	1,997,922	0.1
3,500,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,481,170	0.1
998,355		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,077,572	0.0
1,875,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,729,173	0.1
745,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	679,609	0.0
754,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	690,469	0.0
1,559,049		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	1,558,805	0.1
3,230,000		DR Horton, Inc., 4.750%, 02/15/2023	3,254,466	0.1
1,448,000		Ford Motor Co., 5.291%, 12/08/2046	831,586	0.0
1,144,000		Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,023,880	0.0
2,000,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	1,784,000	0.1
1,400,000		General Motors Co., 5.400%, 04/01/2048	1,024,931	0.0
1,000,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	907,971	0.0
1,893,000	(2)	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,567,272	0.1
600,000		Hasbro, Inc., 2.600%, 11/19/2022	592,722	0.0
640,000		Home Depot, Inc./The, 3.300%, 04/15/2040	657,783	0.0
1,490,000		JetBlue 2019-1 Class AA Pass Through Trust, 2.750%, 11/15/2033	1,323,815	0.1
575,000		Lowe's Cos, Inc., 5.000%, 04/15/2040	652,792	0.0
550,000	(2)	McDonald's Corp., 3.500%, 07/01/2027	580,979	0.0
1,000,000		McDonald's Corp., 4.450%, 09/01/2048	1,117,210	0.0
276,000	(2)	NIKE, Inc., 2.750%, 03/27/2027	288,680	0.0
330,000		NIKE, Inc., 3.250%, 03/27/2040	345,317	0.0
511,000		Southwest Airlines Co., 3.450%, 11/16/2027	460,199	0.0
1,442,447		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,353,255	0.1
681,000		TJX Cos, Inc./The, 3.750%, 04/15/2027	700,347	0.0
2,250,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	2,097,404	0.1
646,000		Toyota Motor Credit Corp., 3.375%, 04/01/2030	654,947	0.0
2,170,210		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	2,020,704	0.1
812,130		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	663,996	0.0
4,201,309		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,911,318	0.1
1,029,502		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	866,542	0.0
1,120,000		WW Grainger, Inc., 1.850%, 02/15/2025	1,123,551	0.1
		46,094,459		1.4

		Consumer, Non-cyclical: 4.3%
515,000		Abbott Laboratories, 2.950%, 03/15/2025	536,286	0.0
114,000		Abbott Laboratories, 4.900%, 11/30/2046	156,428	0.0
5,000,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	5,002,394	0.2
2,554,000	(1)	AbbVie, Inc., 2.600%, 11/21/2024	2,599,921	0.1
1,970,000		AbbVie, Inc., 2.900%, 11/06/2022	1,995,471	0.1
1,441,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	1,471,623	0.1
1,255,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	1,288,101	0.0
1,441,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	1,518,317	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

750,000		AbbVie, Inc., 4.300%, 05/14/2036	822,197	0.0
1,037,000		AbbVie, Inc., 4.500%, 05/14/2035	1,196,912	0.0
1,000,000		Aetna, Inc., 2.800%, 06/15/2023	1,007,479	0.0
750,000		Aetna, Inc., 4.500%, 05/15/2042	805,011	0.0
1,000,000	(1)	Alcon Finance Corp., 3.800%, 09/23/2049	1,007,053	0.0
1,700,000		Allergan Finance LLC, 4.625%, 10/01/2042	2,146,130	0.1
1,635,000		Altria Group, Inc., 4.800%, 02/14/2029	1,714,368	0.1
730,000		Altria Group, Inc., 5.800%, 02/14/2039	802,686	0.0
732,000		Altria Group, Inc., 5.950%, 02/14/2049	855,426	0.0
1,964,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	1,977,325	0.1
798,000		Amgen, Inc., 3.375%, 02/21/2050	843,875	0.0
1,297,000		Amgen, Inc., 4.563%, 06/15/2048	1,566,935	0.1
2,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,096,116	0.1
4,049,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,439,366	0.1
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	1,539,647	0.1
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,471,292	0.1
1,824,000		Anthem, Inc., 3.300%, 01/15/2023	1,851,405	0.1
1,000,000		Anthem, Inc., 3.500%, 08/15/2024	1,027,961	0.0
105,000		Anthem, Inc., 3.700%, 09/15/2049	105,837	0.0
429,000		Anthem, Inc., 4.101%, 03/01/2028	462,766	0.0
3,571,000		Anthem, Inc., 5.100%, 01/15/2044	4,253,442	0.1
933,000		Avery Dennison Corp., 2.650%, 04/30/2030	874,068	0.0
140,000		BAT Capital Corp., 3.215%, 09/06/2026	133,429	0.0
1,843,000		BAT Capital Corp., 3.557%, 08/15/2027	1,739,677	0.1
2,270,000		Becton Dickinson and Co., 2.894%, 06/06/2022	2,273,704	0.1
500,000		Becton Dickinson and Co., 3.363%, 06/06/2024	502,016	0.0
1,500,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	1,630,507	0.1
750,000	(1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	759,015	0.0
1,757,000	(1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	2,128,735	0.1
2,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	2,075,570	0.1
2,000,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	2,430,388	0.1
2,195,000	(1)	Cigna Corp., 3.250%, 04/15/2025	2,244,446	0.1
3,981,000		Cigna Corp., 3.750%, 07/15/2023	4,104,991	0.1
811,000		Cigna Corp., 4.800%, 08/15/2038	916,527	0.0
935,000		Cigna Corp., 4.900%, 12/15/2048	1,135,722	0.0
755,000		Coca-Cola Co/The, 4.125%, 03/25/2040	932,129	0.0
1,516,000		CVS Health Corp., 3.700%, 03/09/2023	1,580,061	0.1
1,075,000		CVS Health Corp., 3.875%, 07/20/2025	1,112,771	0.0
2,584,000		CVS Health Corp., 4.300%, 03/25/2028	2,749,645	0.1
3,500,000		CVS Health Corp., 5.050%, 03/25/2048	3,990,156	0.1
63,508		CVS Pass-Through Trust, 6.943%, 01/10/2030	79,169	0.0
1,000,000		General Mills, Inc., 3.700%, 10/17/2023	1,019,630	0.0
4,000,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	4,133,263	0.1
1,000,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	1,024,045	0.0
1,000,000		Global Payments, Inc., 2.650%, 02/15/2025	993,242	0.0
1,785,000		Global Payments, Inc., 3.200%, 08/15/2029	1,754,338	0.1
1,604,000		HCA, Inc., 4.500%, 02/15/2027	1,655,174	0.1
772,000		HCA, Inc., 5.250%, 04/15/2025	811,403	0.0
1,113,000		HCA, Inc., 5.250%, 06/15/2049	1,196,257	0.0
586,000		HCA, Inc., 5.500%, 06/15/2047	642,343	0.0
835,000		IHS Markit Ltd., 4.250%, 05/01/2029	886,152	0.0
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,114,877	0.1
940,000		Johnson & Johnson, 4.375%, 12/05/2033	1,233,939	0.0
750,000		Kaiser Foundation Hospitals, 3.266%, 11/01/2049	750,515	0.0
2,905,000	(2)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	3,029,279	0.1
2,671,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	2,677,342	0.1
751,000	(2)	Kroger Co/The, 4.650%, 01/15/2048	853,224	0.0
750,000		Kroger Co/The, 5.150%, 08/01/2043	888,765	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

969,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	996,060	0.0
1,537,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	1,755,323	0.1
324,000	(1)	Mars, Inc., 3.200%, 04/01/2030	339,290	0.0
696,000	(1)	Mars, Inc., 3.875%, 04/01/2039	743,205	0.0
1,342,000	(1)	Mars, Inc., 4.125%, 04/01/2054	1,526,581	0.1
1,436,000		Medtronic, Inc., 4.375%, 03/15/2035	1,794,386	0.1
395,000		Moody's Corp., 3.750%, 03/24/2025	415,440	0.0
248,000		Mylan NV, 3.750%, 12/15/2020	246,599	0.0
1,627,000		Mylan, Inc., 5.200%, 04/15/2048	1,466,573	0.0
4,000,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	3,994,890	0.1
250,000		PepsiCo, Inc., 3.875%, 03/19/2060	315,228	0.0
2,365,000		Pfizer, Inc., 3.200%, 09/15/2023	2,498,243	0.1
1,500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,603,870	0.1
1,160,000		Philip Morris International, Inc., 4.375%, 11/15/2041	1,329,959	0.0
724,000	(2)	Procter & Gamble Co/The, 2.450%, 03/25/2025	759,521	0.0
1,210,000		Quest Diagnostics, Inc., 2.950%, 06/30/2030	1,209,195	0.0
1,250,000		Reynolds American, Inc., 5.850%, 08/15/2045	1,350,514	0.0
624,000		Reynolds American, Inc., 6.150%, 09/15/2043	680,547	0.0
544,000		Sysco Corp., 5.950%, 04/01/2030	573,887	0.0
3,500,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	3,547,588	0.1
430,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	461,260	0.0
4,000,000		Unilever Capital Corp., 3.000%, 03/07/2022	4,136,810	0.1
3,234,000		Unilever Capital Corp., 3.250%, 03/07/2024	3,421,949	0.1
445,000		UnitedHealth Group, Inc., 2.875%, 08/15/2029	470,135	0.0
1,111,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,200,715	0.0
777,000		UnitedHealth Group, Inc., 3.875%, 08/15/2059	850,791	0.0
2,500,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	2,975,823	0.1
826,000		Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	827,321	0.0
		147,109,987		4.3

		Energy: 2.1%
500,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	468,891	0.0
4,000,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	4,098,721	0.1
1,910,000		BP Capital Markets PLC, 4.742%, 03/11/2021	1,923,519	0.1
1,000,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	527,882	0.0
1,665,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	1,252,285	0.0
2,000,000		Cimarex Energy Co., 3.900%, 05/15/2027	1,453,681	0.1
1,479,000		Cimarex Energy Co., 4.375%, 06/01/2024	1,167,799	0.0
708,000	(2)	Cimarex Energy Co., 4.375%, 03/15/2029	475,463	0.0
1,652,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	1,157,656	0.0
720,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	510,270	0.0
2,030,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	1,439,822	0.1
2,621,000	(2)	Enable Midstream Partners L.P., 4.150%, 09/15/2029	1,208,714	0.0
730,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	711,398	0.0
275,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	217,108	0.0
2,000,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	1,528,947	0.1
1,067,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	968,234	0.0
1,500,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	1,480,883	0.1
1,385,000	(2)	Enterprise Products Operating LLC, 3.700%, 01/31/2051	1,252,309	0.0
1,385,000	(2)	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,379,947	0.1
589,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	502,543	0.0
283,000		Enterprise Products Operating LLC, 4.200%, 01/31/2050	268,289	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

2,400,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	1,652,508	0.1
2,000,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,933,436	0.1
1,394,000	(2)	Exxon Mobil Corp., 2.726%, 03/01/2023	1,440,551	0.1
1,000,000		Exxon Mobil Corp., 2.995%, 08/16/2039	1,006,425	0.0
749,000	(2)	Exxon Mobil Corp., 3.095%, 08/16/2049	763,290	0.0
755,000		Exxon Mobil Corp., 4.227%, 03/19/2040	876,201	0.0
79,000		Halliburton Co., 3.500%, 08/01/2023	74,584	0.0
66,000		Halliburton Co., 3.800%, 11/15/2025	58,693	0.0
1,250,000		Halliburton Co., 4.850%, 11/15/2035	973,196	0.0
1,000,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	975,107	0.0
920,000	(2)	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	918,073	0.0
1,198,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	1,119,429	0.0
1,000,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	769,533	0.0
1,345,000	(1)	MPLX L.P., 5.250%, 01/15/2025	1,186,056	0.0
1,355,000		Newfield Exploration Co., 5.375%, 01/01/2026	710,150	0.0
117,000		Noble Energy, Inc., 3.250%, 10/15/2029	68,796	0.0
1,255,000		Noble Energy, Inc., 4.950%, 08/15/2047	762,397	0.0
1,982,000		Occidental Petroleum Corp., 2.900%, 08/15/2024	1,082,184	0.0
542,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	255,290	0.0
321,000	(2)	Occidental Petroleum Corp., 4.400%, 08/15/2049	139,215	0.0
2,033,000		ONEOK Partners L.P., 3.375%, 10/01/2022	1,892,775	0.1
770,000		ONEOK, Inc., 2.200%, 09/15/2025	596,414	0.0
707,000		ONEOK, Inc., 3.100%, 03/15/2030	534,790	0.0
317,000		ONEOK, Inc., 4.500%, 03/15/2050	241,252	0.0
1,665,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	1,144,061	0.0
1,779,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,442,583	0.1
900,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	774,697	0.0
906,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	772,160	0.0
1,500,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,472,010	0.1
1,052,000	(1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,065,817	0.0
4,500,000		Shell International Finance BV, 3.250%, 05/11/2025	4,730,313	0.1
1,320,000		Shell International Finance BV, 4.125%, 05/11/2035	1,518,237	0.1
1,750,000		Shell International Finance BV, 4.000%, 05/10/2046	1,969,572	0.1
582,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	514,397	0.0
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	666,800	0.0
2,000,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	2,031,210	0.1
1,394,000		Total Capital International SA, 3.461%, 07/12/2049	1,429,637	0.1
3,804,000	(2)	Williams Cos, Inc./The, 4.000%, 09/15/2025	3,346,141	0.1
2,000,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	1,774,429	0.1
1,128,000		Williams Partners L.P., 3.600%, 03/15/2022	1,094,226	0.0
1,836,000	(2)	Williams Partners L.P., 3.750%, 06/15/2027	1,686,914	0.1
		71,457,910		2.1

		Financial: 8.2%
545,000		Aflac, Inc., 3.600%, 04/01/2030	552,837	0.0
710,000		American International Group, Inc., 4.500%, 07/16/2044	728,922	0.0
2,460,000		Air Lease Corp., 3.500%, 01/15/2022	2,243,560	0.1
2,430,000		American Express Co., 3.700%, 08/03/2023	2,557,678	0.1
245,000		American International Group, Inc., 4.375%, 01/15/2055	239,621	0.0
970,000	(3)	American International Group, Inc., 5.750%, 04/01/2048	852,376	0.0
940,000		American Tower Corp., 2.750%, 01/15/2027	911,979	0.0
1,000,000	(1),(2)	ANZ New Zealand Int'l Ltd./London, 2.550%, 02/13/2030	976,493	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

1,840,000	(1)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	1,908,207	0.1
400,000		Assurant, Inc., 3.700%, 02/22/2030	393,273	0.0
2,114,000		Assurant, Inc., 4.900%, 03/27/2028	2,397,924	0.1
2,000,000		Banco Santander SA, 3.125%, 02/23/2023	1,985,451	0.1
220,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	211,895	0.0
1,910,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	1,954,350	0.1
6,966,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	7,050,961	0.2
1,000,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,025,447	0.0
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,733,064	0.1
435,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	470,454	0.0
1,355,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	1,524,954	0.1
3,641,000		Bank of America Corp., 4.183%, 11/25/2027	3,772,054	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,637,376	0.1
1,000,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	1,087,160	0.0
131,000	(3)	Bank of America Corp., 5.125%, 12/31/2199	124,541	0.0
225,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	220,697	0.0
1,545,000		Bank of Nova Scotia/The, 2.200%, 02/03/2025	1,543,734	0.1
1,268,000	(2)	Bank of Nova Scotia/The, 2.700%, 08/03/2026	1,281,766	0.0
1,535,000	(1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,505,995	0.1
1,000,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	1,063,109	0.0
2,438,000	(3)	Barclays PLC, 3.932%, 05/07/2025	2,343,185	0.1
1,325,000	(3)	Barclays PLC, 4.610%, 02/15/2023	1,349,306	0.0
3,395,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	4,199,495	0.1
386,000		BlackRock, Inc., 2.400%, 04/30/2030	386,619	0.0
4,115,000	(1),(3)	BNP Paribas SA, 2.819%, 11/19/2025	4,072,361	0.1
1,715,000	(1),(3)	BNP Paribas SA, 3.052%, 01/13/2031	1,631,224	0.1
3,960,000	(1)	BPCE SA, 2.700%, 10/01/2029	3,766,482	0.1
955,000	(1)	BPCE SA, 5.700%, 10/22/2023	982,962	0.0
798,000		Brookfield Finance LLC, 3.450%, 04/15/2050	643,587	0.0
910,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	902,449	0.0
2,576,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	2,600,859	0.1
424,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	439,086	0.0
1,095,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	1,085,503	0.0
3,500,000		Charles Schwab Corp./The, 3.550%, 02/01/2024	3,682,442	0.1
1,335,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	1,356,511	0.0
5,000,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	5,045,936	0.2
4,000,000		Citigroup, Inc., 5.500%, 09/13/2025	4,451,901	0.1
2,000,000	(1),(2)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,050,197	0.1
525,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	467,782	0.0
280,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	290,379	0.0
745,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	631,850	0.0
752,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	757,405	0.0
5,500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	5,644,868	0.2
3,150,000	(1),(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	3,100,236	0.1
6,000,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	6,133,836	0.2
3,000,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	2,924,536	0.1
1,292,000	(1),(3)	Credit Suisse Group AG, 4.194%, 04/01/2031	1,326,201	0.0
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,318,274	0.1
469,000		Crown Castle International Corp., 4.150%, 07/01/2050	463,841	0.0
4,500,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	4,495,695	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

600,000	(1)	Danske Bank A/S, 5.000%, 01/12/2022	614,790	0.0
1,770,000	(3)	Discover Bank, 4.682%, 08/09/2028	1,803,674	0.1
1,041,000		ERP Operating L.P., 2.500%, 02/15/2030	969,020	0.0
1,925,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,866,918	0.1
525,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	569,466	0.0
2,500,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,633,500	0.1
1,000,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,187,775	0.0
449,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	605,539	0.0
2,320,000	(2)	Healthpeak Properties, Inc., 3.000%, 01/15/2030	2,182,340	0.1
592,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	575,377	0.0
735,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	766,321	0.0
1,497,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,540,392	0.1
3,307,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	3,372,863	0.1
1,250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	1,337,186	0.0
365,000		HSBC Holdings PLC, 4.950%, 03/31/2030	403,018	0.0
3,439,000		ING Groep NV, 3.550%, 04/09/2024	3,462,537	0.1
1,555,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	1,712,883	0.1
4,499,000	(3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	4,589,000	0.1
6,000,000	(3)	JPMorgan Chase & Co., 3.514%, 06/18/2022	6,095,132	0.2
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,512,167	0.1
2,500,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	2,802,616	0.1
250,000	(3)	JPMorgan Chase & Co., 4.032%, 07/24/2048	290,974	0.0
2,219,000	(3)	JPMorgan Chase & Co., 5.000%, 12/31/2199	2,081,855	0.1
945,000	(3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	1,097,748	0.0
986,000	(3)	JPMorgan Chase & Co., 4.600%, 12/31/2199	864,180	0.0
702,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	582,508	0.0
778,000	(1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	725,332	0.0
1,125,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,064,653	0.0
2,177,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,177,198	0.1
575,000	(2)	Mastercard, Inc., 3.300%, 03/26/2027	625,785	0.0
750,000	(2)	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	744,142	0.0
2,000,000		Mitsubishi UFJ Financial Group, Inc., 2.559%, 02/25/2030	1,929,693	0.1
350,000		Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	353,313	0.0
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,090,454	0.2
2,810,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	2,811,321	0.1
315,000	(1),(2)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	311,391	0.0
4,500,000		Morgan Stanley, 2.750%, 05/19/2022	4,551,434	0.1
1,080,000		Morgan Stanley, 3.950%, 04/23/2027	1,127,972	0.0
4,000,000		Morgan Stanley, 4.000%, 07/23/2025	4,289,185	0.1
1,000,000		Morgan Stanley, 5.500%, 07/28/2021	1,038,937	0.0
770,000	(3)	Morgan Stanley, 5.597%, 03/24/2051	1,092,216	0.0
2,500,000		MUFG Union Bank NA, 3.150%, 04/01/2022	2,501,664	0.1
1,575,000	(1),(3)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,554,038	0.1
894,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	876,241	0.0
1,004,000	(1),(3)	Nationwide Building Society, 3.960%, 07/18/2030	1,017,124	0.0
1,576,000	(1),(2)	New York Life Global Funding, 2.875%, 04/10/2024	1,620,990	0.1
2,661,000	(1),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,368,809	0.1
174,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	153,634	0.0
5,000,000		ORIX Corp., 3.250%, 12/04/2024	5,263,633	0.2
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,147,639	0.0
750,000		Prologis L.P., 2.250%, 04/15/2030	688,901	0.0
955,000	(2)	Prologis L.P., 3.000%, 04/15/2050	832,210	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

2,618,000		Royal Bank of Canada, 2.250%, 11/01/2024	2,649,427	0.1
2,000,000		Royal Bank of Canada, 2.560%, (US0003M + 0.660%), 10/05/2023	1,982,724	0.1
3,380,000		Royal Bank of Canada, 3.700%, 10/05/2023	3,565,138	0.1
5,500,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	5,566,440	0.2
398,000	(3)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	409,525	0.0
2,425,000	(1)	Societe Generale SA, 3.000%, 01/22/2030	2,231,718	0.1
1,082,000		State Street Corp., 2.400%, 01/24/2030	1,060,716	0.0
1,244,000	(3)	State Street Corp., 3.031%, 11/01/2034	1,204,028	0.0
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	1,002,661	0.0
1,430,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,428,627	0.0
1,062,000		Toronto-Dominion Bank/The, 2.650%, 06/12/2024	1,086,250	0.0
3,865,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	4,046,722	0.1
2,000,000		Toronto-Dominion Bank/The, 3.500%, 07/19/2023	2,066,396	0.1
1,860,000		Truist Bank, 2.250%, 03/11/2030	1,707,675	0.1
1,478,000		Truist Bank, 3.200%, 04/01/2024	1,529,535	0.1
3,465,000	(3)	Truist Financial Corp., 4.800%, 12/31/2199	2,982,308	0.1
3,500,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	3,606,715	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,494,700	0.1
1,282,000		US Bank NA/Cincinnati OH, 2.050%, 01/21/2025	1,278,089	0.0
2,100,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,072,854	0.1
1,889,000	(3)	Wells Fargo & Co., 2.879%, 10/30/2030	1,877,084	0.1
4,000,000		Wells Fargo & Co., 3.750%, 01/24/2024	4,242,778	0.1
3,000,000		Wells Fargo & Co., 4.125%, 08/15/2023	3,098,670	0.1
1,250,000		Wells Fargo & Co., 4.750%, 12/07/2046	1,449,559	0.0
725,000	(2),(3)	Wells Fargo & Co., 4.478%, 04/04/2031	823,125	0.0
465,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	594,638	0.0
2,195,000	(3)	Wells Fargo Bank NA, 2.082%, 09/09/2022	2,186,310	0.1
6,600,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	6,785,817	0.2
1,035,000		Westpac Banking Corp., 2.350%, 02/19/2025	1,045,806	0.0
1,010,000		Westpac Banking Corp., 2.650%, 01/16/2030	1,011,374	0.0
2,244,000		XLIT Ltd., 4.450%, 03/31/2025	2,322,003	0.1
1,825,000		XLIT Ltd., 5.500%, 03/31/2045	2,121,352	0.1
		280,509,338		8.2

		Industrial: 1.4%
262,000		3M Co., 3.700%, 04/15/2050	293,995	0.0
2,680,000		Amphenol Corp., 2.800%, 02/15/2030	2,455,565	0.1
3,106,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,049,300	0.1
2,470,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	2,785,232	0.1
947,000	(1)	Carrier Global Corp., 2.242%, 02/15/2025	927,991	0.0
1,325,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	1,270,870	0.1
1,195,000	(1)	Carrier Global Corp., 2.722%, 02/15/2030	1,106,548	0.0
1,240,000	(1)	Carrier Global Corp., 3.577%, 04/05/2050	1,120,180	0.0
1,750,000		CSX Corp., 4.650%, 03/01/2068	1,917,037	0.1
384,000		Deere & Co., 3.750%, 04/15/2050	448,822	0.0
646,000		FedEx Corp., 3.900%, 02/01/2035	634,169	0.0
1,250,000		FedEx Corp., 4.400%, 01/15/2047	1,144,513	0.0
1,450,000		General Dynamics Corp., 3.500%, 04/01/2027	1,561,828	0.1
2,025,000		Lockheed Martin Corp., 4.070%, 12/15/2042	2,376,686	0.1
2,171,000		Norfolk Southern Corp., 3.650%, 08/01/2025	2,246,372	0.1
278,000		Northrop Grumman Corp., 2.930%, 01/15/2025	283,531	0.0
1,080,000	(2)	Packaging Corp. of America, 4.050%, 12/15/2049	1,085,269	0.0
2,365,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	2,444,302	0.1
2,000,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	1,983,897	0.1
1,330,000	(1)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	1,422,152	0.1
4,600,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	4,606,010	0.1
500,000		Textron, Inc., 3.000%, 06/01/2030	468,966	0.0
2,250,000	(1)	TTX Co., 3.600%, 01/15/2025	2,377,734	0.1
625,000		Union Pacific Corp., 3.250%, 02/05/2050	615,954	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

250,000		Union Pacific Corp., 3.750%, 02/05/2070	262,789	0.0
1,000,000		United Parcel Service, Inc., 2.050%, 04/01/2021	999,122	0.0
693,000	(2)	United Parcel Service, Inc., 2.500%, 04/01/2023	724,753	0.0
1,000,000	(2)	United Parcel Service, Inc., 2.800%, 11/15/2024	1,041,250	0.0
405,000		United Technologies Corp., 3.650%, 08/16/2023	426,621	0.0
2,000,000		United Technologies Corp., 4.500%, 06/01/2042	2,332,784	0.1
272,000		United Technologies Corp., 5.400%, 05/01/2035	335,128	0.0
402,000		United Technologies Corp., 6.125%, 07/15/2038	583,243	0.0
1,155,000	(1)	Vinci SA, 3.750%, 04/10/2029	1,249,898	0.0
		46,582,511		1.4

		Technology: 1.6%
246,000		Analog Devices, Inc., 3.500%, 12/05/2026	249,411	0.0
2,500,000		Apple, Inc., 2.400%, 01/13/2023	2,579,923	0.1
4,070,000		Apple, Inc., 3.750%, 09/12/2047	4,811,748	0.1
2,090,000		Apple, Inc., 3.750%, 11/13/2047	2,511,434	0.1
2,000,000		Apple, Inc., 3.850%, 05/04/2043	2,376,821	0.1
1,000,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,066,173	0.0
1,170,000		Fiserv, Inc., 2.750%, 07/01/2024	1,165,644	0.0
2,194,000		Fiserv, Inc., 3.200%, 07/01/2026	2,263,208	0.1
1,840,000		HP, Inc., 4.050%, 09/15/2022	1,925,263	0.1
3,500,000		HP, Inc., 4.300%, 06/01/2021	3,646,964	0.1
3,030,000		IBM Credit LLC, 3.000%, 02/06/2023	3,137,017	0.1
1,000,000	(2)	International Business Machines Corp., 2.875%, 11/09/2022	1,035,898	0.0
4,132,000		International Business Machines Corp., 3.300%, 05/15/2026	4,441,494	0.1
760,000		Intel Corp., 3.100%, 02/15/2060	832,972	0.0
2,010,000		Intel Corp., 3.250%, 11/15/2049	2,187,464	0.1
2,848,000		Microsoft Corp., 2.400%, 08/08/2026	3,018,755	0.1
6,400,000		Microsoft Corp., 3.700%, 08/08/2046	7,624,846	0.2
4,000,000		Microsoft Corp., 4.450%, 11/03/2045	5,281,114	0.2
275,000		NVIDIA Corp., 3.500%, 04/01/2040	293,182	0.0
368,000		NVIDIA Corp., 3.500%, 04/01/2050	402,893	0.0
280,000		NVIDIA Corp., 3.700%, 04/01/2060	304,280	0.0
953,000		Oracle Corp., 3.600%, 04/01/2040	952,033	0.0
209,000		Oracle Corp., 3.850%, 07/15/2036	219,010	0.0
1,500,000		Oracle Corp., 4.000%, 11/15/2047	1,654,659	0.1
		53,982,206		1.6

		Utilities: 3.0%
681,000		AEP Transmission Co. LLC, 3.650%, 04/01/2050	704,365	0.0
2,660,000		Alabama Power Co., 3.375%, 10/01/2020	2,611,167	0.1
657,000		Ameren Corp., 3.500%, 01/15/2031	655,443	0.0
2,500,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	2,844,366	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,426,289	0.1
2,709,000		Avangrid, Inc., 3.800%, 06/01/2029	2,779,140	0.1
1,470,000	(2)	Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,515,912	0.0
1,045,000		Black Hills Corp., 3.050%, 10/15/2029	1,009,594	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,891,400	0.1
487,000		Black Hills Corp., 4.350%, 05/01/2033	597,202	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	780,554	0.0
1,250,000		Commonwealth Edison Co., 3.750%, 08/15/2047	1,358,289	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	519,752	0.0
491,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	582,489	0.0
1,435,000		Dominion Energy Gas Holdings LLC, 2.500%, 11/15/2024	1,397,012	0.0
2,155,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	1,938,002	0.1
1,565,000		DTE Electric Co., 2.250%, 03/01/2030	1,519,988	0.1
2,933,000		DTE Electric Co., 2.950%, 03/01/2050	2,759,954	0.1
2,235,000	(2)	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	2,268,560	0.1
1,940,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	2,143,680	0.1
945,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,068,911	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

1,055,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	886,933	0.0
1,485,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,507,813	0.0
533,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	577,531	0.0
1,510,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	1,735,275	0.1
1,286,000		Entergy Corp., 2.950%, 09/01/2026	1,277,640	0.0
3,045,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	3,030,069	0.1
3,470,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	3,551,652	0.1
457,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	521,230	0.0
1,944,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,987,111	0.1
2,750,000		Eversource Energy, 2.900%, 10/01/2024	2,825,915	0.1
1,233,000	(2)	Eversource Energy, 3.450%, 01/15/2050	1,125,680	0.0
3,528,000		Exelon Corp., 3.497%, 06/01/2022	3,417,943	0.1
270,000		Exelon Corp., 4.050%, 04/15/2030	267,949	0.0
410,000		Exelon Corp., 4.700%, 04/15/2050	430,003	0.0
3,565,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,480,968	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/2023	2,252,618	0.1
1,505,000		Georgia Power Co., 2.200%, 09/15/2024	1,414,641	0.0
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,393,754	0.0
656,000		Idaho Power Co., 4.200%, 03/01/2048	746,285	0.0
3,640,000		Interstate Power & Light Co., 3.250%, 12/01/2024	3,687,765	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,001,419	0.1
1,745,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	1,733,256	0.1
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	445,129	0.0
3,035,000		Mississippi Power Co., 4.250%, 03/15/2042	2,922,788	0.1
368,000		Mississippi Power Co., 4.750%, 10/15/2041	356,343	0.0
1,507,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,503,112	0.0
2,650,000	(2)	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	2,716,909	0.1
1,000,000		NiSource, Inc., 5.950%, 06/15/2041	1,161,286	0.0
465,000		PECO Energy Co., 4.150%, 10/01/2044	522,641	0.0
3,320,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	3,424,878	0.1
1,740,000	(2)	San Diego Gas & Electric Co., 3.000%, 08/15/2021	1,754,384	0.1
2,643,000	(2)	Sierra Pacific Power Co., 2.600%, 05/01/2026	2,648,485	0.1
280,000		Southern California Edison Co., 2.400%, 02/01/2022	272,989	0.0
620,000	(2)	Southern California Edison Co., 3.875%, 06/01/2021	614,687	0.0
1,750,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,742,654	0.1
1,775,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,019,677	0.1
1,750,000		Tampa Electric Co., 5.400%, 05/15/2021	1,797,675	0.1
1,002,000	(2)	Union Electric Co., 3.500%, 03/15/2029	1,067,124	0.0
998,000		Union Electric Co., 3.900%, 09/15/2042	1,085,789	0.0
781,000		Virginia Electric & Power Co., 2.875%, 07/15/2029	779,155	0.0
1,710,000		Washington Gas Light Co., 3.650%, 09/15/2049	1,564,428	0.1
		103,625,652		3.0

	Total Corporate Bonds/Notes
	(Cost $834,249,416)	837,783,316		24.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 19.0%
3,541,963	(1),(3)	Agate Bay Mortgage Trust 2015-6 B2, 3.603%, 09/25/2045	3,507,395	0.1
4,600,638		Alternative Loan Trust 2005-10CB 1A1, 1.447%, (US0001M + 0.500%), 05/25/2035	3,483,912	0.1
3,739,698		Alternative Loan Trust 2005-51 3A2A, 3.256%, (12MTA + 1.290%), 11/20/2035	3,098,183	0.1
1,645,323		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,398,120	0.0
2,092,481		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,911,390	0.1
443,194	(4)	Alternative Loan Trust 2005-J3 2A2, 4.053%, (-1.000*US0001M + 5.000%), 05/25/2035	49,877	0.0
1,395,882		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	968,056	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

2,957,526		Alternative Loan Trust 2006-HY11 A1, 1.067%, (US0001M + 0.120%), 06/25/2036	2,520,396	0.1
2,033,172		Alternative Loan Trust 2007-23CB A3, 1.447%, (US0001M + 0.500%), 09/25/2037	804,724	0.0
155,136		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	137,020	0.0
803,365	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 3.862%, 01/25/2036	737,860	0.0
404,745	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.882%, 05/25/2035	366,326	0.0
1,228,489	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.877%, 11/25/2036	1,016,835	0.0
1,178,619	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.775%, 11/25/2036	888,618	0.0
8,405	(3)	Bear Stearns ARM Trust 2005-12 13A1, 4.189%, 02/25/2036	7,656	0.0
3,586,934		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.137%, (US0001M + 0.190%), 01/25/2037	3,009,393	0.1
134,529	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.726%, 01/26/2036	107,827	0.0
541,637	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.700%, 12/25/2035	437,204	0.0
2,376,593	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.826%, 11/25/2034	2,152,459	0.1
54,729	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.744%, 02/20/2035	50,865	0.0
19,312		CHL Mortgage Pass-Through Trust 2005-2 2A3, 1.627%, (US0001M + 0.680%), 03/25/2035	15,978	0.0
163,896		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	169,761	0.0
786,579		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	735,479	0.0
5,174		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 3.880%, (H15T1Y + 2.400%), 10/25/2035	4,808	0.0
1,438,071	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.128%, 09/25/2037	1,269,214	0.0
1,225,705	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,172,756	0.0
55,993	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 4.440%, 08/25/2035	48,991	0.0
2,288,901		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	2,350,343	0.1
314,847		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	287,703	0.0
2,000,000	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.947%, (US0001M + 2.000%), 01/25/2040	1,325,151	0.0
966,722		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.447%, (US0001M + 0.500%), 11/25/2035	431,890	0.0
4,882,304		Countrywide Asset-Backed Certificates 2005-IM1 M1, 1.667%, (US0001M + 0.720%), 11/25/2035	4,583,438	0.1
2,000,000	(1),(3)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,930,949	0.1
191,283	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 4.158%, 07/19/2044	167,171	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,215,234	0.0
12,227,491		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	14,336,085	0.4
2,101,970		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,238,547	0.1
27,023,469	(4)	Fannie Mae 2016-82 SD, 5.103%, (-1.000*US0001M + 6.050%), 11/25/2046	6,067,028	0.2
5,697,841		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	6,153,828	0.2
8,400,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.197%, (US0001M + 4.250%), 04/25/2029	8,175,850	0.2
3,297,622		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.947%, (US0001M + 4.000%), 05/25/2025	3,098,155	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

200,324		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.947%, (US0001M + 4.000%), 05/25/2025	190,908	0.0
5,515,002		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 6.497%, (US0001M + 5.550%), 04/25/2028	5,162,898	0.2
6,587,310		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 5.197%, (US0001M + 4.250%), 01/25/2029	6,263,836	0.2
9,293,520		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.397%, (US0001M + 4.450%), 01/25/2029	8,968,950	0.3
307,442		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.297%, (US0001M + 4.350%), 05/25/2029	296,562	0.0
4,770,568		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.497%, (US0001M + 3.550%), 07/25/2029	4,416,730	0.1
6,650,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.597%, (US0001M + 3.650%), 09/25/2029	4,854,110	0.2
1,500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.947%, (US0001M + 3.000%), 10/25/2029	1,348,119	0.0
5,889,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.797%, (US0001M + 2.850%), 11/25/2029	5,211,906	0.2
8,548,543		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.147%, (US0001M + 2.200%), 01/25/2030	7,647,320	0.2
861,081		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 3.597%, (US0001M + 2.650%), 02/25/2030	767,354	0.0
8,050,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 3.347%, (US0001M + 2.400%), 05/28/2030	7,260,413	0.2
7,805,856		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 3.447%, (US0001M + 2.500%), 05/25/2030	6,830,144	0.2
4,106,462		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.747%, (US0001M + 2.800%), 02/25/2030	3,470,982	0.1
6,399,317		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 3.147%, (US0001M + 2.200%), 08/25/2030	5,358,888	0.2
3,200,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.097%, (US0001M + 2.150%), 10/25/2030	2,697,857	0.1
1,174,273		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 3.497%, (US0001M + 2.550%), 12/25/2030	975,444	0.0
5,700,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 3.297%, (US0001M + 2.350%), 01/25/2031	4,855,536	0.2
4,802,891		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.947%, (US0001M + 2.000%), 03/25/2031	4,277,721	0.1
3,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.047%, (US0001M + 2.100%), 03/25/2031	2,552,122	0.1
14,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 3.197%, (US0001M + 2.250%), 07/25/2030	12,268,003	0.4
3,049,924	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.247%, (US0001M + 2.300%), 08/25/2031	2,555,792	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

4,050,000	(1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 3.047%, (US0001M + 2.100%), 06/25/2039	3,340,676	0.1
5,808,806	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 3.347%, (US0001M + 2.400%), 04/25/2031	5,029,646	0.2
1,800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.997%, (US0001M + 2.050%), 01/25/2040	1,095,546	0.0
2,096,744		Fannie Mae Connecticut Avenue Securities, 6.647%, (US0001M + 5.700%), 04/25/2028	2,099,495	0.1
504,243	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	71,918	0.0
427,978	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	46,854	0.0
8,613		Fannie Mae REMIC Trust 1994-77 FB, 2.447%, (US0001M + 1.500%), 04/25/2024	8,719	0.0
349,248		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	393,183	0.0
27,525		Fannie Mae REMIC Trust 2002-21 FC, 1.847%, (US0001M + 0.900%), 04/25/2032	27,898	0.0
863,542	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	184,663	0.0
75,387		Fannie Mae REMIC Trust 2004-11 A, 1.067%, (US0001M + 0.120%), 03/25/2034	75,148	0.0
453,348		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	534,147	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 20.214%, (-4.000*US0001M + 24.000%), 07/25/2035	308,565	0.0
4,888,621	(4)	Fannie Mae REMIC Trust 2005-92 SC, 5.733%, (-1.000*US0001M + 6.680%), 10/25/2035	1,048,518	0.0
310,552		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	357,030	0.0
941,376		Fannie Mae REMIC Trust 2006-104 ES, 28.717%, (-5.000*US0001M + 33.450%), 11/25/2036	1,812,248	0.1
5,489,523	(4)	Fannie Mae REMIC Trust 2006-12 SD, 5.803%, (-1.000*US0001M + 6.750%), 10/25/2035	1,130,656	0.0
2,500,740	(4)	Fannie Mae REMIC Trust 2006-123 UI, 5.793%, (-1.000*US0001M + 6.740%), 01/25/2037	636,870	0.0
629,031	(4)	Fannie Mae REMIC Trust 2006-72 HS, 5.753%, (-1.000*US0001M + 6.700%), 08/25/2026	87,181	0.0
175,030		Fannie Mae REMIC Trust 2007-73 A1, 1.687%, (US0001M + 0.060%), 07/25/2037	172,196	0.0
515,793		Fannie Mae REMIC Trust 2008-20 SP, 13.133%, (-2.500*US0001M + 15.500%), 03/25/2038	721,487	0.0
2,191,921		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,468,279	0.1
7,849,176	(4)	Fannie Mae REMIC Trust 2010-102 SB, 5.653%, (-1.000*US0001M + 6.600%), 09/25/2040	1,930,232	0.1
2,567,876	(4)	Fannie Mae REMIC Trust 2010-116 SE, 5.653%, (-1.000*US0001M + 6.600%), 10/25/2040	542,457	0.0
7,506,692	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.123%, (-1.000*US0001M + 6.070%), 11/25/2040	1,430,839	0.0
4,228,345		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	4,438,699	0.1
3,913,219	(4)	Fannie Mae REMIC Trust 2010-55 AS, 5.473%, (-1.000*US0001M + 6.420%), 06/25/2040	826,550	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,425,979	0.3
1,214,803		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,358,290	0.0
5,607,837	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	502,157	0.0
1,500,247	(4)	Fannie Mae REMIC Trust 2012-10 US, 5.503%, (-1.000*US0001M + 6.450%), 02/25/2042	195,035	0.0
1,254,575		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,316,144	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

10,617,985	(4)	Fannie Mae REMIC Trust 2012-113 SG, 5.153%, (-1.000*US0001M + 6.100%), 10/25/2042	1,925,669	0.1
7,695,842	(4)	Fannie Mae REMIC Trust 2012-122 SB, 5.203%, (-1.000*US0001M + 6.150%), 11/25/2042	1,406,162	0.0
3,121,137	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	278,194	0.0
3,922,600		Fannie Mae REMIC Trust 2012-131 BS, 3.503%, (-1.200*US0001M + 5.400%), 12/25/2042	4,109,769	0.1
12,535,472	(4)	Fannie Mae REMIC Trust 2012-137 SN, 5.153%, (-1.000*US0001M + 6.100%), 12/25/2042	2,183,504	0.1
4,496,383	(4)	Fannie Mae REMIC Trust 2012-15 SP, 5.673%, (-1.000*US0001M + 6.620%), 06/25/2040	376,814	0.0
2,841,542	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	357,634	0.0
703,550		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	791,581	0.0
9,846,919	(4)	Fannie Mae REMIC Trust 2013-60 DS, 5.253%, (-1.000*US0001M + 6.200%), 06/25/2033	1,444,231	0.1
8,274,735	(4)	Fannie Mae REMIC Trust 2013-9 DS, 5.203%, (-1.000*US0001M + 6.150%), 02/25/2043	2,203,384	0.1
256,471	(4)	Fannie Mae REMIC Trust 2013-9 SA, 5.203%, (-1.000*US0001M + 6.150%), 03/25/2042	45,050	0.0
2,839,180	(4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	99,861	0.0
22,780,645	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	4,724,271	0.1
3,648,333	(4)	Fannie Mae REMICS 2005-66 SY, 5.753%, (-1.000*US0001M + 6.700%), 07/25/2035	856,119	0.0
6,474,659	(4)	Fannie Mae REMICS 2006-120 QD, 3.753%, (-1.000*US0001M + 4.700%), 10/25/2036	848,171	0.0
3,100,118	(4)	Fannie Mae REMICS 2006-59 XS, 6.253%, (-1.000*US0001M + 7.200%), 07/25/2036	677,446	0.0
3,365,435	(4)	Fannie Mae REMICS 2007-53 SX, 5.153%, (-1.000*US0001M + 6.100%), 06/25/2037	770,671	0.0
1,288,356		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,491,495	0.1
103,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	114,169	0.0
4,658,726	(4)	Fannie Mae REMICS 2011-149 ES, 5.053%, (-1.000*US0001M + 6.000%), 07/25/2041	582,483	0.0
1,180,640		Fannie Mae REMICS 2012-150 CS, 4.580%, (-1.500*US0001M + 6.000%), 01/25/2043	1,190,626	0.0
12,830,360	(4)	Fannie Mae REMICS 2016-93 SL, 5.703%, (-1.000*US0001M + 6.650%), 12/25/2046	2,573,783	0.1
2,064,514		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	2,192,483	0.1
433,378		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	466,203	0.0
2,090,520		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	2,194,541	0.1
13,098,975	(4)	Fannie Mae REMICS 2019-18 SA, 5.103%, (-1.000*US0001M + 6.050%), 05/25/2049	2,763,466	0.1
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 4.513%, (US0001M + 3.650%), 02/25/2040	547,451	0.0
3,550,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 3.047%, (US0001M + 2.100%), 09/25/2039	2,791,410	0.1
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 4.513%, (US0001M + 3.650%), 02/25/2040	342,157	0.0
3,448,708		Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	3,656,125	0.1
199,253	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 3.507%, 03/25/2035	147,234	0.0
451,247	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 3.849%, 02/25/2036	376,910	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

36,291	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 4.622%, 08/25/2035	27,976	0.0
1,432,118	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.026%, 03/25/2048	1,416,231	0.0
1,527,592	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.026%, 03/25/2048	1,451,909	0.1
2,004,965	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.026%, 03/25/2048	1,843,698	0.1
1,730,766	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.042%, 04/25/2048	1,641,664	0.1
2,232,635	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,270,486	0.1
5,148,819	(4)	Freddie Mac 2815 GS, 5.295%, (-1.000*US0001M + 6.000%), 03/15/2034	1,024,126	0.0
3,391		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	3,512	0.0
224,701		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	255,274	0.0
223,090		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	247,041	0.0
96,779		Freddie Mac REMIC Trust 2411 FJ, 1.055%, (US0001M + 0.350%), 12/15/2029	96,211	0.0
139,363		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	155,928	0.0
258,726		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	268,932	0.0
303,045		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	350,736	0.0
3		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	3	0.0
221,987		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	258,192	0.0
343,001	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	72,471	0.0
434,560		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	513,167	0.0
1,148,180		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,324,498	0.0
810,319		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	925,044	0.0
925,125		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,057,007	0.0
5,749,074	(4)	Freddie Mac REMIC Trust 3045 DI, 6.025%, (-1.000*US0001M + 6.730%), 10/15/2035	1,291,838	0.0
2,449,672	(4)	Freddie Mac REMIC Trust 3064 SP, 5.895%, (-1.000*US0001M + 6.600%), 03/15/2035	176,237	0.0
380,989		Freddie Mac REMIC Trust 3065 DC, 17.746%, (-3.000*US0001M + 19.860%), 03/15/2035	543,117	0.0
771,125	(4)	Freddie Mac REMIC Trust 3102 IS, 21.983%, (-3.667*US0001M + 24.567%), 01/15/2036	484,724	0.0
3,060,242		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	3,498,653	0.1
1,706,904	(4)	Freddie Mac REMIC Trust 3170 SA, 5.895%, (-1.000*US0001M + 6.600%), 09/15/2033	373,573	0.0
1,018,961	(4)	Freddie Mac REMIC Trust 3171 PS, 5.780%, (-1.000*US0001M + 6.485%), 06/15/2036	210,371	0.0
1,521,734		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,778,778	0.1
377,211	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.085%, 03/15/2033	428,660	0.0
96,740		Freddie Mac REMIC Trust 3556 NT, 3.805%, (US0001M + 3.100%), 03/15/2038	98,659	0.0
6,609,374	(4)	Freddie Mac REMIC Trust 3589 SB, 5.495%, (-1.000*US0001M + 6.200%), 10/15/2039	1,400,934	0.0
1,111,550	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	152,181	0.0
6,811,215		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	7,934,262	0.2
2,386,806		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	2,801,228	0.1
156,910	(4)	Freddie Mac REMIC Trust 3710 SL, 5.295%, (-1.000*US0001M + 6.000%), 05/15/2036	1,393	0.0
1,234,519		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,446,858	0.1
785,591	(4)	Freddie Mac REMIC Trust 3752 WS, 5.895%, (-1.000*US0001M + 6.600%), 12/15/2039	36,940	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

4,299,262	(4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	138,634	0.0
1,786,806		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,014,861	0.1
5,747,160	(4)	Freddie Mac REMIC Trust 3856 KS, 5.845%, (-1.000*US0001M + 6.550%), 05/15/2041	1,077,344	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,785,860	0.1
1,937,658	(4)	Freddie Mac REMIC Trust 3925 SD, 5.345%, (-1.000*US0001M + 6.050%), 07/15/2040	208,703	0.0
9,743,421	(4)	Freddie Mac REMIC Trust 3925 SL, 5.345%, (-1.000*US0001M + 6.050%), 01/15/2041	958,054	0.0
2,076,505	(4)	Freddie Mac REMIC Trust 3936 GS, 5.995%, (-1.000*US0001M + 6.700%), 11/15/2025	71,387	0.0
13,271,126	(4)	Freddie Mac REMIC Trust 3951 SN, 5.845%, (-1.000*US0001M + 6.550%), 11/15/2041	2,920,770	0.1
3,934,948	(4)	Freddie Mac REMIC Trust 3984 NS, 5.895%, (-1.000*US0001M + 6.600%), 01/15/2040	193,638	0.0
1,014,396		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,144,210	0.0
2,013,211		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	2,481,335	0.1
1,818,787	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	99,699	0.0
4,165,096	(4)	Freddie Mac REMIC Trust 4094 YS, 5.995%, (-1.000*US0001M + 6.700%), 04/15/2040	417,862	0.0
10,164,362	(4)	Freddie Mac REMIC Trust 4102 MS, 5.895%, (-1.000*US0001M + 6.600%), 09/15/2042	1,904,714	0.1
909,969	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	127,672	0.0
5,423,282		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,839,180	0.2
27,372,664		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	32,186,925	1.0
9,081,231	(4)	Freddie Mac REMIC Trust 4313 SD, 5.445%, (-1.000*US0001M + 6.150%), 03/15/2044	1,887,757	0.1
14,010,880	(4)	Freddie Mac REMIC Trust 4313 SE, 5.445%, (-1.000*US0001M + 6.150%), 03/15/2044	2,922,583	0.1
2,634,297	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	164,187	0.0
1,513,146	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	225,514	0.0
7,388,952		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,701,011	0.3
5,540,644	(4)	Freddie Mac REMIC Trust 4346 ST, 5.495%, (-1.000*US0001M + 6.200%), 07/15/2039	730,024	0.0
11,417,422		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,526,944	0.4
5,255,250	(4)	Freddie Mac REMIC Trust 4386 LS, 5.395%, (-1.000*US0001M + 6.100%), 09/15/2044	899,974	0.0
9,028,145	(4)	Freddie Mac REMICS 3284 CI, 5.415%, (-1.000*US0001M + 6.120%), 03/15/2037	2,014,493	0.1
15,179,528	(4)	Freddie Mac REMICS 4675 KS, 5.295%, (-1.000*US0001M + 6.000%), 04/15/2047	2,931,859	0.1
449,046		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	475,415	0.0
14,377,367		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	16,489,681	0.5
2,513,607		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	2,747,293	0.1
8,423,395		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,917,777	0.3
3,600,000	(1)	Freddie Mac STACR Trust 2018-DNA2 M2, 3.097%, (US0001M + 2.150%), 12/25/2030	2,973,529	0.1
10,628,931	(4)	Freddie Mac Strips Series 311 S1, 5.245%, (-1.000*US0001M + 5.950%), 08/15/2043	1,863,963	0.1
819,334		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.947%, (US0001M + 4.000%), 08/25/2024	786,470	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

2,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.847%, (US0001M + 3.900%), 12/25/2027	1,972,600	0.1
3,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.647%, (US0001M + 4.700%), 04/25/2028	2,884,251	0.1
1,099,329		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.747%, (US0001M + 3.800%), 03/25/2025	1,056,018	0.0
1,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.497%, (US0001M + 5.550%), 07/25/2028	1,852,162	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.797%, (US0001M + 3.850%), 03/25/2029	451,913	0.0
9,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 3.447%, (US0001M + 2.500%), 03/25/2030	8,657,467	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 4.497%, (US0001M + 3.550%), 08/25/2029	795,026	0.0
6,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.597%, (US0001M + 2.650%), 12/25/2029	5,444,343	0.2
6,133,751		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 3.297%, (US0001M + 2.350%), 04/25/2030	5,339,683	0.2
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 2.747%, (US0001M + 1.800%), 07/25/2030	4,993,634	0.2
1,291,014		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.247%, (US0001M + 2.300%), 09/25/2030	1,102,223	0.0
291,741		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	355,923	0.0
417,285		Freddie Mac Structured Pass Through Certificates T-62 1A1, 3.166%, (12MTA + 1.200%), 10/25/2044	411,166	0.0
43,448		Freddie Mac-Ginnie Mae Series 27 FC, 3.375%, (PRIME + (1.375)%), 03/25/2024	44,012	0.0
3,878,688	(4)	Freddie Mac REMICS 3311 IC, 5.705%, (-1.000*US0001M + 6.410%), 05/15/2037	791,816	0.0
1,000,000	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.797%, (US0001M + 1.850%), 02/25/2050	650,556	0.0
988,522	(1),(3)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	972,170	0.0
11,367,607	(4)	Ginnie Mae 2007-35 KY, 5.745%, (-1.000*US0001M + 6.450%), 06/16/2037	2,569,211	0.1
897,410		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	913,914	0.0
910,524		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	931,921	0.0
391,489		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	385,641	0.0
413,538		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	421,171	0.0
842,624	(4)	Ginnie Mae Series 2005-7 AH, 6.065%, (-1.000*US0001M + 6.770%), 02/16/2035	178,772	0.0
61,177		Ginnie Mae Series 2007-37 S, 22.716%, (-3.667*US0001M + 25.300%), 04/16/2037	66,414	0.0
407,759		Ginnie Mae Series 2007-8 SP, 19.543%, (-3.242*US0001M + 22.049%), 03/20/2037	685,288	0.0
2,480,422	(4)	Ginnie Mae Series 2008-35 SN, 5.627%, (-1.000*US0001M + 6.400%), 04/20/2038	426,482	0.0
1,331,081	(4)	Ginnie Mae Series 2008-40 PS, 5.795%, (-1.000*US0001M + 6.500%), 05/16/2038	277,403	0.0
9,902,268	(4)	Ginnie Mae Series 2009-106 SU, 5.427%, (-1.000*US0001M + 6.200%), 05/20/2037	2,175,331	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

3,288,107	(4)	Ginnie Mae Series 2009-25 KS, 5.427%, (-1.000*US0001M + 6.200%), 04/20/2039	723,431	0.0
1,653,259		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,880,518	0.1
2,113,537		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,425,134	0.1
692,923	(4)	Ginnie Mae Series 2009-33 SN, 5.527%, (-1.000*US0001M + 6.300%), 05/20/2039	24,656	0.0
12,083,147		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,809,624	0.4
578,632	(4)	Ginnie Mae Series 2009-43 HS, 5.427%, (-1.000*US0001M + 6.200%), 06/20/2038	17,605	0.0
2,297,616	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	279,328	0.0
2,087,088	(4)	Ginnie Mae Series 2010-116 NS, 5.945%, (-1.000*US0001M + 6.650%), 09/16/2040	431,087	0.0
5,946,065	(4)	Ginnie Mae Series 2010-116 SK, 5.847%, (-1.000*US0001M + 6.620%), 08/20/2040	1,389,573	0.0
9,141,995	(4)	Ginnie Mae Series 2010-149 HS, 5.395%, (-1.000*US0001M + 6.100%), 05/16/2040	1,148,011	0.0
3,301,925	(4)	Ginnie Mae Series 2010-4 SP, 5.795%, (-1.000*US0001M + 6.500%), 01/16/2039	426,814	0.0
3,810,145		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	4,303,837	0.1
2,012,356	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	182,829	0.0
2,459,790	(4)	Ginnie Mae Series 2010-68 MS, 5.077%, (-1.000*US0001M + 5.850%), 06/20/2040	468,288	0.0
4,816,470	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,038,022	0.0
3,058,963	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	216,495	0.0
877,401	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	61,310	0.0
57,297		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	65,054	0.0
5,058,171	(4)	Ginnie Mae Series 2011-80 KS, 5.897%, (-1.000*US0001M + 6.670%), 06/20/2041	1,322,124	0.0
888,355	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	49,017	0.0
73,151		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	74,984	0.0
12,852,927	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	2,336,055	0.1
10,180,755	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	2,123,828	0.1
10,997,630		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	11,626,743	0.3
9,041,711	(4)	Ginnie Mae Series 2014-3 SU, 5.277%, (-1.000*US0001M + 6.050%), 07/20/2039	1,937,163	0.1
1,372,241		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,592,171	0.1
11,147,335	(4)	Ginnie Mae Series 2014-55 MS, 5.495%, (-1.000*US0001M + 6.200%), 04/16/2044	2,493,144	0.1
12,435,905	(4)	Ginnie Mae Series 2014-56 SP, 5.495%, (-1.000*US0001M + 6.200%), 12/16/2039	1,840,331	0.1
9,886,513	(4)	Ginnie Mae Series 2014-58 CS, 4.895%, (-1.000*US0001M + 5.600%), 04/16/2044	1,876,609	0.1
12,834,346	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	2,959,596	0.1
5,010,811	(4)	Ginnie Mae Series 2014-99 S, 4.827%, (-1.000*US0001M + 5.600%), 06/20/2044	1,080,968	0.0
3,406,378		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	3,614,004	0.1
4,178,572		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	4,458,913	0.1
2,935,355	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	2,979,718	0.1
2,981,071	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	2,990,220	0.1
2,581		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,701	0.0
60,372		HarborView Mortgage Loan Trust 2005-2 2A1A, 1.190%, (US0001M + 0.440%), 05/19/2035	56,324	0.0
250,238		HomeBanc Mortgage Trust 2004-1 2A, 1.807%, (US0001M + 0.860%), 08/25/2029	224,717	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 1.417%, (US0001M + 0.470%), 10/25/2035	2,658,633	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

3,042,486		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.157%, (US0001M + 0.210%), 04/25/2046	2,460,856	0.1
2,484,030		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.157%, (US0001M + 0.210%), 02/25/2046	1,827,715	0.1
2,473,845	(1),(3)	JP Morgan Mortgage Trust 2019-7 B2A, 3.220%, 02/25/2050	2,133,531	0.1
1,984,121	(1),(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.476%, 03/25/2050	1,486,851	0.1
11,392	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 4.370%, 02/25/2035	9,880	0.0
105,183	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 3.983%, 07/25/2035	96,946	0.0
2,810,990	(1),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	2,770,173	0.1
4,412,063	(1),(3)	JP Morgan Mortgage Trust 2017-4 B1, 3.939%, 11/25/2048	4,181,287	0.1
1,619,106	(1),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.939%, 11/25/2048	1,513,312	0.1
1,050,042	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.818%, 12/25/2048	983,854	0.0
1,622,361	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.738%, 06/25/2048	1,600,702	0.1
1,622,361	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.738%, 06/25/2048	1,514,343	0.1
2,004,093	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.738%, 06/25/2048	1,809,461	0.1
1,437,308	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.763%, 09/25/2048	1,326,737	0.0
1,294,565	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.773%, 10/25/2048	1,187,778	0.0
445,043	(1),(3)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	452,426	0.0
1,013,127	(1),(3)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	1,032,977	0.0
1,277,752	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,318,346	0.0
4,620,853,436	(1),(4)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	4,746,541	0.1
8,458,781	(4)	Lehman Mortgage Trust 2006-9 2A5, 5.673%, (-1.000*US0001M + 6.620%), 01/25/2037	774,500	0.0
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 1.307%, (US0001M + 0.360%), 11/25/2035	1,956,475	0.1
77,468	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 3.736%, 05/25/2033	70,286	0.0
386,824		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.327%, (US0001M + 0.380%), 08/25/2035	378,979	0.0
27,349		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 1.197%, (US0001M + 0.250%), 11/25/2035	22,328	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.747%, (US0001M + 1.800%), 09/25/2035	1,729,054	0.1
1,549,799		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,093,764	0.0
1,610,390	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,576,574	0.1
19,060	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	18,678	0.0
683,280		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	589,147	0.0
170,712	(3)	Provident Funding Mortgage Loan Trust 2005-2 3A, 4.601%, 10/25/2035	166,381	0.0
879,205	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 1.877%, (US0001M + 0.250%), 02/26/2037	851,288	0.0
1,468		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,527	0.0
2,956,132		Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	3,208,702	0.1
54,963		Sequoia Mortgage Trust 2003-4 2A1, 1.123%, (US0001M + 0.350%), 07/20/2033	46,912	0.0
32,633	(3)	Sequoia Mortgage Trust 2005-4 2A1, 4.587%, 04/20/2035	31,563	0.0
1,271,986	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.938%, 10/25/2044	1,219,122	0.0
1,254,053	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.865%, 11/25/2044	1,199,784	0.0
1,137,366	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.736%, 05/25/2045	1,071,715	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

1,247,239	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.703%, 07/25/2045	1,114,856	0.0
2,900,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,872,562	0.1
1,070,226	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,071,996	0.0
4,799,677	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.477%, 02/25/2048	4,634,997	0.1
1,139,925	(1),(3)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	1,152,876	0.0
2,216,435	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	2,219,901	0.1
959,705	(1),(3)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	980,329	0.0
1,500,000	(1),(3)	Sequoia Mortgage Trust 2020-1 A7, 3.500%, 02/25/2050	1,438,615	0.0
2,072,000	(1),(3)	Sequoia Mortgage Trust 2020-3 B3, 3.442%, 04/25/2050	1,546,498	0.1
698,000	(1),(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	596,491	0.0
53,748	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 3.982%, 08/25/2035	46,452	0.0
1,115,821	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 3.954%, 04/25/2035	950,350	0.0
225,500		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 1.000%, (US0001M + 0.250%), 07/19/2035	196,746	0.0
101,077		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 1.000%, (US0001M + 0.250%), 07/19/2035	90,333	0.0
342,966	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.361%, 10/25/2046	305,874	0.0
1,200,000	(1)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,100,032	0.0
1,300,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,182,908	0.0
1,563,991	(1),(5)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	1,504,266	0.1
8,247		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.234%, (COF 11 + 1.250%), 02/27/2034	7,427	0.0
27,226		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 3.366%, (12MTA + 1.400%), 08/25/2042	23,501	0.0
35,961		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.587%, (US0001M + 0.640%), 01/25/2045	33,013	0.0
875,917	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.206%, 10/25/2036	712,625	0.0
338,557		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.484%, (COF 11 + 1.500%), 07/25/2046	268,097	0.0
60,175,130	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.263%, 08/25/2045	3,064,503	0.1
1,858,382		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.437%, (US0001M + 0.490%), 10/25/2045	1,635,944	0.1
705,368	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.694%, 10/25/2036	622,100	0.0
1,325,148	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.333%, 12/25/2036	1,110,642	0.0
2,430,322	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.890%, 08/25/2046	2,172,735	0.1
3,152,826	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.428%, 04/25/2037	2,525,612	0.1
2,000,753	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.612%, 07/25/2037	1,575,610	0.1
253,928		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	234,816	0.0
1,883,971		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 1.047%, (US0001M + 0.100%), 12/25/2036	1,137,682	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

4,263,686		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.926%, (12MTA + 0.960%), 08/25/2046	2,716,136	0.1
2,913,591		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	2,513,234	0.1
1,791,556		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.377%, (US0001M + 0.430%), 06/25/2037	1,349,545	0.0
150,469	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.972%, 05/25/2035	150,566	0.0
412,375	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.093%, 04/25/2036	397,303	0.0
1,500,000	(1),(3)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.474%, 12/25/2049	1,219,689	0.0
1,048,066	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.774%, 08/20/2045	981,139	0.0

		Total Collateralized Mortgage Obligations
		(Cost $655,775,855)	649,416,862	19.0

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	665,980	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	278,648	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	478,275	0.0
100,000		State of California, 7.700%, 11/01/2030	103,155	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	271,186	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	402,282	0.0

		Total Municipal Bonds
		(Cost $1,601,338)	2,199,526	0.1

U.S. TREASURY OBLIGATIONS: 7.4%
		Treasury Inflation Indexed Protected Securities: 2.2%
73,235,017		0.125%,01/15/2030	75,562,802	2.2

		U.S. Treasury Bonds: 1.1%
21,946,000		2.375%,11/15/2049	27,409,354	0.8
8,000,000		3.500%,02/15/2039	11,391,875	0.3
			38,801,229	1.1

		U.S. Treasury Notes: 4.1%
5,247,000	(2)	1.500%,02/15/2030	5,657,229	0.2
45,066,000		0.375%,03/31/2022	45,190,108	1.3
18,196,000		0.500%,03/15/2023	18,311,857	0.6
48,669,000		0.500%,03/31/2025	48,981,736	1.4
20,529,000		0.625%,03/31/2027	20,645,679	0.6
			138,786,609	4.1

		Total U.S. Treasury Obligations
		(Cost $254,866,384)	253,150,640	7.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.2%
		Federal Home Loan Mortgage Corporation: 4.5%(6)
1,356,929		2.500%,05/01/2030	1,419,301	0.1
906,883		2.500%,05/01/2030	944,155	0.0
1,582,937		2.500%,06/01/2030	1,655,734	0.1
5,302,219		3.000%,03/01/2045	5,616,589	0.2
4,932,949		3.000%,03/01/2045	5,225,973	0.2
4,119,933		3.000%,04/01/2045	4,363,928	0.1
4,309,060		3.000%,04/01/2045	4,564,812	0.1
9,464,292		3.000%,10/01/2046	10,026,919	0.3
8,373,997		3.000%,10/01/2046	8,854,598	0.3
10,659,450		3.000%,03/01/2048	11,267,332	0.3
1,615,754		3.500%,08/01/2042	1,728,116	0.1
4,390,019		3.500%,03/01/2045	4,698,294	0.2
918,933		3.500%,04/01/2045	983,547	0.0
282,101		3.500%,05/01/2045	299,039	0.0
1,628,427		3.500%,05/01/2045	1,738,806	0.1
922,588		3.500%,06/01/2045	987,655	0.0
1,156,691		3.500%,07/01/2045	1,238,181	0.0
1,105,139		3.500%,07/01/2045	1,183,062	0.0
1,270,681		3.500%,08/01/2045	1,359,626	0.1
863,114		3.500%,08/01/2045	927,252	0.0
971,190		3.500%,08/01/2045	1,044,519	0.0
600,987		3.500%,08/01/2045	640,189	0.0
1,735,674		3.500%,08/01/2045	1,849,989	0.1
2,792,682		3.500%,09/01/2045	2,984,676	0.1
1,463,220		3.500%,09/01/2045	1,565,725	0.1
870,421		3.500%,09/01/2045	930,488	0.0
1,734,921		3.500%,11/01/2045	1,861,065	0.1
8,146,140		3.500%,12/01/2046	8,698,143	0.3
21,336,208		3.500%,03/01/2048	22,929,542	0.7
68,382		3.752%, (US0012M + 1.345%),09/01/2035	68,328	0.0
1,911,647		4.000%,10/01/2041	2,070,391	0.1
177,150		4.000%,11/01/2041	189,340	0.0
2,523,500		4.000%,12/01/2041	2,733,490	0.1
470,252		4.000%,07/01/2045	509,745	0.0
5,687,046		4.000%,09/01/2045	6,166,052	0.2
3,407,699		4.000%,09/01/2045	3,675,453	0.1
2,946,118		4.000%,09/01/2045	3,194,660	0.1
271,660		4.000%,09/01/2045	294,523	0.0
3,769,973		4.000%,05/01/2047	4,062,701	0.1
954,906		4.000%,11/01/2047	1,025,168	0.0
873,420		4.000%,03/01/2048	936,922	0.0
1,775,730		4.000%,06/01/2048	1,951,002	0.1
11,620		4.031%, (H15T1Y + 2.250%),11/01/2031	11,763	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

19,482	4.105%, (H15T1Y + 2.250%),11/01/2035	19,759	0.0
2,395	4.235%, (H15T1Y + 2.210%),06/01/2024	2,417	0.0
8,670	4.500%,06/01/2039	9,444	0.0
28,705	4.500%,09/01/2040	31,473	0.0
96,589	4.500%,03/01/2041	105,911	0.0
809,905	4.500%,08/01/2041	888,264	0.0
936,459	4.500%,08/01/2041	1,027,145	0.0
256,562	4.500%,09/01/2041	281,346	0.0
398,507	4.500%,09/01/2041	437,156	0.0
681,309	4.500%,09/01/2041	747,147	0.0
1,927,682	4.500%,09/01/2041	2,115,223	0.1
188,796	4.502%, (H15T1Y + 2.462%),01/01/2029	190,572	0.0
575,067	4.534%, (US0012M + 1.721%),06/01/2035	581,434	0.0
4,966	4.694%, (H15T1Y + 2.250%),04/01/2032	5,016	0.0
2,887	4.729%, (H15T1Y + 2.250%),03/01/2036	2,908	0.0
30,299	5.000%,05/01/2028	32,755	0.0
129,524	5.000%,05/01/2035	144,383	0.0
438,833	5.000%,01/01/2041	487,901	0.0
397,872	5.000%,04/01/2041	442,131	0.0
4,117	5.500%,11/01/2021	4,510	0.0
23,635	5.500%,03/01/2023	25,896	0.0
7,326	5.500%,05/01/2023	8,027	0.0
12,702	5.500%,03/01/2034	14,390	0.0
4,032	5.500%,05/01/2036	4,547	0.0
88,548	5.500%,06/01/2036	100,524	0.0
9,814	5.500%,12/01/2036	11,151	0.0
55,956	5.500%,03/01/2037	63,596	0.0
15,233	5.500%,04/01/2037	17,318	0.0
80,326	5.500%,05/01/2037	91,318	0.0
144,007	5.500%,07/01/2037	163,622	0.0
12,311	5.500%,09/01/2037	13,983	0.0
17,340	5.500%,09/01/2037	19,008	0.0
12,958	5.500%,10/01/2037	14,679	0.0
49,330	5.500%,11/01/2037	56,037	0.0
136,808	5.500%,12/01/2037	155,335	0.0
37,500	5.500%,12/01/2037	42,476	0.0
10,826	5.500%,01/01/2038	12,310	0.0
10,277	5.500%,01/01/2038	11,680	0.0
100,808	5.500%,02/01/2038	114,535	0.0
136,228	5.500%,02/01/2038	154,716	0.0
77,044	5.500%,03/01/2038	87,545	0.0
120,323	5.500%,04/01/2038	136,668	0.0
70,917	5.500%,05/01/2038	80,371	0.0
11,181	5.500%,05/01/2038	12,705	0.0
241,394	5.500%,06/01/2038	273,759	0.0
60,895	5.500%,06/01/2038	67,934	0.0
241,314	5.500%,07/01/2038	274,067	0.0
14,388	5.500%,08/01/2038	16,298	0.0
47,447	5.500%,08/01/2038	53,838	0.0
57,938	5.500%,09/01/2038	65,774	0.0
55,242	5.500%,10/01/2038	62,747	0.0
48,645	5.500%,10/01/2038	55,257	0.0
157,521	5.500%,11/01/2038	178,463	0.0
5,219	5.500%,11/01/2038	5,925	0.0
18,507	5.500%,12/01/2038	21,028	0.0
12,486	5.500%,12/01/2038	14,148	0.0
44,256	5.500%,01/01/2039	50,247	0.0
84,246	5.500%,03/01/2039	95,240	0.0
34,725	5.500%,07/01/2039	39,448	0.0
24,264	5.500%,12/01/2039	27,548	0.0
148,328	5.500%,03/01/2040	168,553	0.0
53,037	5.500%,08/01/2040	60,199	0.0
39,052	5.500%,08/01/2040	42,884	0.0
104,441	5.500%,08/01/2040	118,550	0.0
542,416	6.000%,09/01/2027	601,765	0.0
13,516	6.000%,02/01/2029	14,982	0.0
9,887	6.000%,05/01/2035	11,413	0.0
347,104	6.000%,03/01/2037	399,492	0.0
4,079	6.000%,05/01/2037	4,697	0.0
46,175	6.000%,07/01/2037	53,105	0.0
18,373	6.000%,08/01/2037	21,139	0.0
55,346	6.000%,08/01/2037	63,887	0.0
319,583	6.000%,09/01/2037	367,761	0.0
805	6.000%,10/01/2037	926	0.0
13,982	6.000%,11/01/2037	16,097	0.0
8,748	6.000%,12/01/2037	10,067	0.0
2,100	6.000%,12/01/2037	2,334	0.0
379,698	6.000%,01/01/2038	436,155	0.0
1,646	6.000%,04/01/2038	1,900	0.0
10,051	6.000%,06/01/2038	11,377	0.0
1,176	6.000%,07/01/2038	1,353	0.0
35,307	6.000%,08/01/2038	40,198	0.0
59,520	6.000%,11/01/2038	68,366	0.0
12,921	6.000%,05/01/2039	14,575	0.0
13,671	6.000%,08/01/2039	15,454	0.0
3,476	6.000%,09/01/2039	3,873	0.0
952,410	6.500%,09/01/2034	1,101,040	0.0
	152,399,988		4.5

	Federal National Mortgage Association: 0.0%(6)
96,704	3.191%, (US0001M + 1.422%),02/01/2033	97,671	0.0
68,504	3.248%, (US0006M + 1.373%),09/01/2035	69,312	0.0
70,235	3.253%, (12MTA + 1.200%),08/01/2042	69,186	0.0
36,211	3.253%, (12MTA + 1.200%),08/01/2042	35,698	0.0
26,486	3.253%, (12MTA + 1.200%),10/01/2044	26,089	0.0
48,926	3.253%, (12MTA + 1.200%),10/01/2044	48,200	0.0
4,121	3.463%, (COF 11 + 1.251%),05/01/2036	4,155	0.0
148,949	3.636%, (US0012M + 1.610%),02/01/2034	150,605	0.0
153,731	3.658%, (US0012M + 1.661%),10/01/2035	155,276	0.0
27,754	3.675%, (US0012M + 1.675%),02/01/2035	27,975	0.0
20,320	3.840%, (US0012M + 1.444%),08/01/2035	20,648	0.0
118,834	4.029%, (US0012M + 1.486%),07/01/2035	120,498	0.0
95,169	4.030%, (US0012M + 1.681%),10/01/2035	95,950	0.0
206,456	4.060%, (US0012M + 1.810%),09/01/2034	209,764	0.0
376,855	4.071%, (H15T1Y + 1.711%),08/01/2035	380,876	0.0
103,991	4.139%, (US0012M + 1.480%),04/01/2035	105,160	0.0
46,901	4.146%, (COF 11 + 1.926%),12/01/2036	48,285	0.0
181,172	4.175%, (H15T1Y + 2.175%),10/01/2035	183,158	0.0
2,355	4.235%, (H15T1Y + 2.215%),09/01/2031	2,379	0.0
8,740	4.835%, (H15T1Y + 2.210%),04/01/2032	8,832	0.0
	1,859,717		0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

		Government National Mortgage Association: 1.4%
4,939,461		3.500%,07/20/2046	5,286,689	0.2
1,140,527		3.500%,07/20/2047	1,215,025	0.0
12,077,463		3.500%,12/20/2047	12,952,667	0.4
5,811,321		3.500%,01/20/2048	6,225,971	0.2
935,937		4.000%,11/20/2040	1,022,115	0.0
1,955,446		4.000%,03/20/2046	2,113,339	0.1
8,696,900		4.000%,04/20/2048	9,367,099	0.3
1,325,127		4.500%,08/20/2041	1,462,665	0.1
762,350		4.500%,01/20/2047	834,547	0.0
8,576		5.000%,11/15/2035	9,307	0.0
7,026		5.000%,11/15/2035	7,665	0.0
9,920		5.000%,11/15/2035	11,070	0.0
17,504		5.000%,11/15/2035	19,229	0.0
59,406		5.000%,06/15/2037	64,529	0.0
214,119		5.000%,03/15/2038	238,964	0.0
40,792		5.000%,03/15/2038	45,591	0.0
8,871		5.000%,06/15/2038	9,896	0.0
899		5.000%,07/15/2038	974	0.0
3,282		5.000%,09/15/2038	3,668	0.0
35,991		5.000%,11/15/2038	40,197	0.0
50,517		5.000%,11/15/2038	56,408	0.0
17,485		5.000%,12/15/2038	19,527	0.0
99,403		5.000%,12/15/2038	111,006	0.0
1,084,618		5.000%,12/15/2038	1,210,484	0.0
1,107,655		5.000%,01/15/2039	1,228,619	0.1
112,699		5.000%,01/15/2039	125,106	0.0
79,951		5.000%,01/15/2039	89,326	0.0
107,868		5.000%,02/15/2039	120,488	0.0
124,927		5.000%,02/15/2039	139,425	0.0
55,438		5.000%,02/15/2039	61,923	0.0
2,505		5.000%,03/15/2039	2,799	0.0
154,459		5.000%,03/15/2039	172,570	0.0
102,136		5.000%,03/15/2039	114,115	0.0
211,612		5.000%,03/15/2039	236,170	0.0
108,744		5.000%,04/15/2039	120,719	0.0
72,717		5.000%,05/15/2039	81,253	0.0
632		5.000%,05/15/2039	686	0.0
203,997		5.000%,05/15/2039	227,918	0.0
89,227		5.000%,07/15/2039	99,589	0.0
85,710		5.000%,09/15/2039	95,688	0.0
11,560		5.000%,11/15/2039	12,902	0.0
2,235		5.000%,04/15/2040	2,481	0.0
17,298		5.000%,06/15/2040	19,306	0.0
215,932		5.000%,09/15/2040	234,344	0.0
34,974		5.000%,09/15/2040	39,032	0.0
83,951		5.000%,10/15/2040	93,808	0.0
49,614		5.000%,05/15/2042	53,736	0.0
437,256		5.000%,02/20/2043	484,789	0.0
142,282	(3)	5.140%,10/20/2060	142,356	0.0
12,938	(3)	5.500%,03/20/2060	13,731	0.0
		46,341,511		1.4

		Uniform Mortgage-Backed Securities: 8.3%
2,122,195		2.500%,05/01/2030	2,216,738	0.1
3,315,991		2.500%,06/01/2030	3,455,844	0.1
4,751,854		2.500%,06/01/2030	4,952,211	0.2
1,927,588		2.500%,07/01/2030	2,008,872	0.1
4,212,382		3.000%,08/01/2030	4,436,179	0.1
2,350,211		3.000%,09/01/2030	2,478,669	0.1
1,323,980		3.000%,08/01/2043	1,404,805	0.1
3,233,966		3.000%,09/01/2043	3,425,189	0.1
9,875,267		3.000%,04/01/2045	10,459,691	0.3
6,387,071		3.000%,08/01/2046	6,760,431	0.2
807,069		3.000%,09/01/2046	853,273	0.0
11,325,444		3.000%,01/01/2047	11,957,461	0.4
1,498,457		3.000%,08/01/2049	1,574,138	0.1
1,199,645		3.500%,12/01/2041	1,289,951	0.1
293,633		3.500%,08/01/2042	315,594	0.0
837,409		3.500%,08/01/2042	900,954	0.0
1,410,337		3.500%,10/01/2042	1,516,571	0.1
815,186		3.500%,10/01/2042	877,001	0.0
415,855		3.500%,03/01/2043	447,399	0.0
3,772,268		3.500%,01/01/2046	4,053,247	0.1
5,347,843		3.500%,02/01/2046	5,746,554	0.2
27,736,759		3.500%,08/01/2046	29,804,949	0.9
4,747,274		3.500%,08/01/2046	5,101,280	0.2
7,870,345		3.500%,09/01/2047	8,361,428	0.3
4,696,236		3.500%,12/01/2047	4,990,826	0.2
13,282,833		3.500%,07/01/2048	14,271,030	0.4
8,013		4.000%,07/01/2021	8,442	0.0
3,149,820		4.000%,09/01/2026	3,319,312	0.1
5,847		4.000%,05/01/2029	6,290	0.0
42,091		4.000%,11/01/2030	46,024	0.0
22,465		4.000%,02/01/2031	24,567	0.0
12,088		4.000%,10/01/2031	13,219	0.0
9,124,023		4.000%,12/01/2039	9,884,655	0.3
3,933,790		4.000%,07/01/2042	4,264,296	0.1
420,846		4.000%,07/01/2042	456,348	0.0
1,522,312		4.000%,07/01/2042	1,650,802	0.1
727,899		4.000%,08/01/2042	788,724	0.0
175,157		4.000%,08/01/2042	187,358	0.0
1,193,182		4.000%,08/01/2042	1,293,958	0.1
2,922,609		4.000%,08/01/2043	3,187,021	0.1
4,910,966		4.000%,09/01/2043	5,373,397	0.2
235,421		4.000%,10/01/2043	254,962	0.0
444,863		4.000%,10/01/2043	480,784	0.0
7,044,058		4.000%,01/01/2045	7,793,258	0.2
970,221		4.000%,06/01/2045	1,051,958	0.1
4,186,807		4.000%,07/01/2045	4,580,692	0.2
1,077,054		4.000%,07/01/2045	1,178,389	0.1
7,526,296		4.000%,02/01/2046	8,169,119	0.3
2,536,101		4.000%,06/01/2047	2,727,748	0.1
1,944,858		4.000%,03/01/2048	2,084,341	0.1
758,579		4.000%,03/01/2048	812,306	0.0
10,215,343		4.000%,09/01/2048	11,024,763	0.3
47,659		4.500%,10/01/2025	51,282	0.0
976,140		4.500%,07/01/2026	1,033,614	0.0
611,041		4.500%,04/01/2029	659,735	0.0
9,671		4.500%,06/01/2029	10,446	0.0
117,152		4.500%,06/01/2029	126,518	0.0
123,570		4.500%,07/01/2029	134,743	0.0
2,589		4.500%,10/01/2029	2,823	0.0
14,056		4.500%,06/01/2030	15,337	0.0
511,261		4.500%,10/01/2030	559,723	0.0
134,123		4.500%,02/01/2031	146,855	0.0
81,007		4.500%,05/01/2031	88,706	0.0
58,271		4.500%,10/01/2033	63,966	0.0
28,774		4.500%,01/01/2034	31,559	0.0
6,792		4.500%,07/01/2034	7,446	0.0
28,469		4.500%,09/01/2035	31,188	0.0
4,466		4.500%,09/01/2035	4,895	0.0
56,041		4.500%,11/01/2035	61,424	0.0
140,167		4.500%,02/01/2036	150,879	0.0
108,340		4.500%,01/01/2037	118,804	0.0
52,649		4.500%,09/01/2037	57,772	0.0
3,931		4.500%,02/01/2038	4,299	0.0
30,138		4.500%,01/01/2039	32,951	0.0
2,148		4.500%,02/01/2039	2,314	0.0
56,274		4.500%,02/01/2039	61,694	0.0
26,461		4.500%,04/01/2039	28,983	0.0
93,303		4.500%,04/01/2039	102,103	0.0
114,489		4.500%,04/01/2039	125,518	0.0
6,509		4.500%,05/01/2039	7,138	0.0
130,533		4.500%,05/01/2039	142,930	0.0
536		4.500%,05/01/2039	586	0.0
115,885		4.500%,05/01/2039	126,919	0.0
21,174		4.500%,05/01/2039	23,225	0.0
1,461,185		4.500%,05/01/2039	1,602,384	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

156,246	4.500%,05/01/2039	171,107	0.0
141,664	4.500%,06/01/2039	155,120	0.0
7,688	4.500%,06/01/2039	8,432	0.0
26,473	4.500%,07/01/2039	29,036	0.0
64,044	4.500%,07/01/2039	70,206	0.0
80,591	4.500%,07/01/2039	88,429	0.0
96,394	4.500%,08/01/2039	105,734	0.0
133,110	4.500%,08/01/2039	145,984	0.0
192,573	4.500%,08/01/2039	211,222	0.0
409,629	4.500%,08/01/2039	449,304	0.0
275,877	4.500%,09/01/2039	302,571	0.0
270,521	4.500%,10/01/2039	296,747	0.0
18,770	4.500%,11/01/2039	20,589	0.0
117,867	4.500%,11/01/2039	129,287	0.0
15,752	4.500%,12/01/2039	17,130	0.0
7,504	4.500%,12/01/2039	8,186	0.0
3,864	4.500%,01/01/2040	4,165	0.0
703,686	4.500%,01/01/2040	771,815	0.0
292,810	4.500%,02/01/2040	321,391	0.0
137,378	4.500%,02/01/2040	150,785	0.0
1,117,638	4.500%,04/01/2040	1,226,166	0.1
93,480	4.500%,04/01/2040	102,583	0.0
220,903	4.500%,05/01/2040	239,586	0.0
37,998	4.500%,05/01/2040	40,962	0.0
501,044	4.500%,06/01/2040	549,729	0.0
5,910	4.500%,06/01/2040	6,485	0.0
124,287	4.500%,06/01/2040	136,391	0.0
205,418	4.500%,06/01/2040	225,510	0.0
63,725	4.500%,06/01/2040	69,933	0.0
205,758	4.500%,07/01/2040	225,895	0.0
65,739	4.500%,07/01/2040	72,141	0.0
131,144	4.500%,07/01/2040	143,942	0.0
61,069	4.500%,08/01/2040	66,983	0.0
3,693	4.500%,08/01/2040	4,053	0.0
142,695	4.500%,08/01/2040	156,541	0.0
37,712	4.500%,08/01/2040	41,394	0.0
9,104	4.500%,08/01/2040	9,931	0.0
227,527	4.500%,08/01/2040	249,731	0.0
153,753	4.500%,08/01/2040	168,600	0.0
35,721	4.500%,09/01/2040	39,210	0.0
56,036	4.500%,09/01/2040	61,504	0.0
28,978	4.500%,09/01/2040	31,805	0.0
31,777	4.500%,09/01/2040	34,888	0.0
19,861	4.500%,09/01/2040	21,412	0.0
363,490	4.500%,09/01/2040	399,077	0.0
108,372	4.500%,09/01/2040	117,055	0.0
251,194	4.500%,10/01/2040	275,720	0.0
145,471	4.500%,10/01/2040	159,666	0.0
243,213	4.500%,10/01/2040	266,993	0.0
64,251	4.500%,10/01/2040	70,501	0.0
80,206	4.500%,10/01/2040	88,038	0.0
1,409,886	4.500%,11/01/2040	1,547,727	0.1
92,811	4.500%,11/01/2040	101,898	0.0
514,366	4.500%,11/01/2040	557,867	0.0
740,177	4.500%,11/01/2040	812,457	0.0
118,842	4.500%,11/01/2040	130,322	0.0
270,816	4.500%,12/01/2040	297,299	0.0
5,046	4.500%,12/01/2040	5,500	0.0
191,768	4.500%,12/01/2040	210,513	0.0
137,866	4.500%,12/01/2040	151,336	0.0
58,077	4.500%,12/01/2040	63,750	0.0
43,557	4.500%,12/01/2040	47,813	0.0
48,792	4.500%,12/01/2040	53,115	0.0
70,806	4.500%,12/01/2040	77,726	0.0
40,664	4.500%,12/01/2040	44,639	0.0
814,955	4.500%,01/01/2041	894,412	0.0
369,480	4.500%,01/01/2041	405,550	0.0
262,907	4.500%,01/01/2041	288,606	0.0
36,061	4.500%,01/01/2041	39,585	0.0
61,395	4.500%,01/01/2041	66,821	0.0
80,687	4.500%,02/01/2041	87,653	0.0
99,778	4.500%,02/01/2041	109,534	0.0
149,155	4.500%,02/01/2041	163,693	0.0
46,057	4.500%,02/01/2041	50,564	0.0
133,719	4.500%,02/01/2041	146,566	0.0
263,498	4.500%,03/01/2041	288,339	0.0
106,983	4.500%,03/01/2041	116,208	0.0
49,944	4.500%,03/01/2041	54,827	0.0
99,241	4.500%,03/01/2041	108,939	0.0
164,908	4.500%,03/01/2041	181,023	0.0
59,898	4.500%,03/01/2041	65,760	0.0
44,763	4.500%,03/01/2041	49,084	0.0
125,132	4.500%,03/01/2041	137,357	0.0
8,491	4.500%,03/01/2041	9,322	0.0
66,121	4.500%,04/01/2041	72,578	0.0
15,256	4.500%,04/01/2041	16,445	0.0
229,175	4.500%,04/01/2041	248,979	0.0
413,463	4.500%,04/01/2041	453,643	0.0
35,870	4.500%,04/01/2041	38,668	0.0
752,062	4.500%,04/01/2041	825,562	0.0
166,445	4.500%,04/01/2041	179,419	0.0
10,534	4.500%,04/01/2041	11,562	0.0
10,148	4.500%,05/01/2041	11,137	0.0
29,085	4.500%,05/01/2041	31,925	0.0
952,613	4.500%,05/01/2041	1,045,860	0.1
45,570	4.500%,05/01/2041	50,018	0.0
5,320	4.500%,05/01/2041	5,840	0.0
617,416	4.500%,05/01/2041	676,516	0.0
293,179	4.500%,05/01/2041	319,418	0.0
58,509	4.500%,05/01/2041	63,480	0.0
521,921	4.500%,05/01/2041	568,160	0.0
22,440	4.500%,06/01/2041	24,604	0.0
51,738	4.500%,06/01/2041	55,783	0.0
398,746	4.500%,06/01/2041	436,989	0.0
62,084	4.500%,07/01/2041	68,095	0.0
56,634	4.500%,07/01/2041	61,431	0.0
86,078	4.500%,07/01/2041	94,503	0.0
3,478	4.500%,07/01/2041	3,815	0.0
264,582	4.500%,07/01/2041	290,481	0.0
9,884	4.500%,07/01/2041	10,852	0.0
23,704	4.500%,07/01/2041	26,052	0.0
64,578	4.500%,07/01/2041	70,899	0.0
76,357	4.500%,08/01/2041	82,240	0.0
196,267	4.500%,08/01/2041	215,478	0.0
85,839	4.500%,08/01/2041	93,105	0.0
432,320	4.500%,08/01/2041	476,210	0.0
230,301	4.500%,08/01/2041	252,783	0.0
142,323	4.500%,08/01/2041	153,443	0.0
244,858	4.500%,08/01/2041	265,599	0.0
33,265	4.500%,08/01/2041	36,522	0.0
907,849	4.500%,09/01/2041	996,407	0.0
29,382	4.500%,09/01/2041	32,258	0.0
9,478	4.500%,09/01/2041	10,406	0.0
162,282	4.500%,09/01/2041	176,889	0.0
628,986	4.500%,10/01/2041	690,554	0.0
194,524	4.500%,10/01/2041	212,035	0.0
47,064	4.500%,10/01/2041	50,745	0.0
1,411,485	4.500%,10/01/2041	1,549,659	0.1
76,060	4.500%,10/01/2041	83,502	0.0
342,859	4.500%,10/01/2041	376,412	0.0
35,191	4.500%,10/01/2041	38,628	0.0
1,170,223	4.500%,10/01/2041	1,275,552	0.1
9,209	4.500%,11/01/2041	10,111	0.0
544,062	4.500%,11/01/2041	597,320	0.0
376,077	4.500%,12/01/2041	412,889	0.0
1,164,322	4.500%,12/01/2041	1,278,296	0.1
50,767	4.500%,01/01/2042	55,727	0.0
19,641	4.500%,01/01/2042	21,559	0.0
80,299	4.500%,01/01/2042	87,085	0.0
11,026	4.500%,03/01/2042	11,886	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

71,343	4.500%,03/01/2042	77,751	0.0
89,698	4.500%,04/01/2042	98,373	0.0
12,284	4.500%,06/01/2042	13,346	0.0
10,312	4.500%,08/01/2042	11,319	0.0
9,296	4.500%,09/01/2042	10,067	0.0
6,881	4.500%,01/01/2043	7,419	0.0
13,078	4.500%,12/01/2043	14,318	0.0
602,248	4.500%,04/01/2047	653,170	0.0
99,781	4.500%,05/01/2047	107,507	0.0
270,326	4.500%,05/01/2047	293,321	0.0
554,572	4.500%,06/01/2047	600,684	0.0
683,059	4.500%,06/01/2047	742,422	0.0
412,362	4.500%,07/01/2047	449,038	0.0
885,364	4.500%,07/01/2047	959,276	0.0
465,593	4.500%,08/01/2047	504,181	0.0
674	5.000%,04/01/2023	728	0.0
1,037	5.000%,12/01/2023	1,121	0.0
60,820	5.000%,04/01/2026	66,035	0.0
75,675	5.000%,05/01/2026	81,769	0.0
57,251	5.000%,08/01/2027	61,861	0.0
20,828	5.000%,04/01/2028	22,505	0.0
155,335	5.000%,05/01/2033	168,256	0.0
314,574	5.000%,06/01/2033	349,414	0.0
26,578	5.000%,08/01/2033	29,505	0.0
360,246	5.000%,09/01/2033	400,107	0.0
86,127	5.000%,02/01/2034	95,665	0.0
175,779	5.000%,03/01/2034	195,232	0.0
51,695	5.000%,06/01/2034	57,459	0.0
9,424	5.000%,11/01/2034	10,383	0.0
407,484	5.000%,02/01/2035	452,481	0.0
418,039	5.000%,03/01/2035	465,092	0.0
13,253	5.000%,04/01/2035	14,321	0.0
12,397	5.000%,05/01/2035	13,803	0.0
1,509,597	5.000%,07/01/2035	1,676,630	0.1
76,160	5.000%,08/01/2035	82,292	0.0
7,308	5.000%,09/01/2035	8,118	0.0
149,117	5.000%,09/01/2035	166,518	0.0
3,943	5.000%,10/01/2035	4,400	0.0
196,085	5.000%,10/01/2035	218,805	0.0
97,039	5.000%,12/01/2035	108,270	0.0
228,206	5.000%,02/01/2036	254,672	0.0
72,109	5.000%,03/01/2036	80,471	0.0
79,520	5.000%,04/01/2036	87,079	0.0
61,400	5.000%,05/01/2036	68,495	0.0
514,677	5.000%,07/01/2036	571,741	0.0
1,942,720	5.000%,12/01/2036	2,168,216	0.1
1,914,931	5.000%,07/01/2037	2,126,625	0.1
58,356	5.000%,04/01/2038	63,504	0.0
42,102	5.000%,04/01/2039	45,843	0.0
44,052	5.000%,07/01/2039	48,927	0.0
536,564	5.000%,11/01/2040	595,862	0.0
60,817	5.000%,04/01/2041	67,588	0.0
223,972	5.000%,05/01/2041	249,045	0.0
1,276,554	5.000%,06/01/2041	1,415,558	0.1
885,966	5.000%,06/01/2041	985,145	0.0
234	5.500%,02/01/2021	237	0.0
241	5.500%,04/01/2021	244	0.0
3,199	5.500%,06/01/2022	3,313	0.0
6,640	5.500%,11/01/2022	6,900	0.0
877	5.500%,11/01/2022	895	0.0
609	5.500%,11/01/2022	619	0.0
151	5.500%,12/01/2022	156	0.0
72,405	5.500%,06/01/2023	79,306	0.0
2,300	5.500%,07/01/2023	2,410	0.0
12,090	5.500%,07/01/2023	12,692	0.0
8,790	5.500%,09/01/2023	9,253	0.0
3,371	5.500%,01/01/2025	3,499	0.0
684	5.500%,08/01/2025	707	0.0
8,356	5.500%,07/01/2026	9,152	0.0
6,527	5.500%,12/01/2027	7,162	0.0
15,387	5.500%,04/01/2028	16,867	0.0
7,099	5.500%,08/01/2028	7,800	0.0
8,783	5.500%,01/01/2029	9,637	0.0
2,326	5.500%,09/01/2029	2,548	0.0
79,047	5.500%,10/01/2029	86,852	0.0
4,420	5.500%,01/01/2032	4,846	0.0
71,004	5.500%,04/01/2033	79,613	0.0
65,253	5.500%,10/01/2033	71,551	0.0
24,997	5.500%,10/01/2033	27,945	0.0
4,501	5.500%,11/01/2033	4,962	0.0
1,454	5.500%,11/01/2033	1,619	0.0
6,618	5.500%,11/01/2033	7,273	0.0
9,155	5.500%,11/01/2033	10,360	0.0
1,564	5.500%,12/01/2033	1,771	0.0
275,777	5.500%,12/01/2033	312,115	0.0
50,913	5.500%,12/01/2033	57,633	0.0
13,732	5.500%,12/01/2033	15,060	0.0
117,533	5.500%,12/01/2033	132,472	0.0
954	5.500%,12/01/2033	1,045	0.0
17,581	5.500%,12/01/2033	19,816	0.0
14,666	5.500%,01/01/2034	16,095	0.0
1,038	5.500%,01/01/2034	1,165	0.0
118,473	5.500%,01/01/2034	134,069	0.0
14,985	5.500%,01/01/2034	16,968	0.0
32,078	5.500%,01/01/2034	35,405	0.0
9,825	5.500%,06/01/2034	11,118	0.0
59,218	5.500%,11/01/2034	67,055	0.0
25,541	5.500%,11/01/2034	28,156	0.0
1,255	5.500%,12/01/2034	1,423	0.0
41,264	5.500%,01/01/2035	45,900	0.0
47,314	5.500%,01/01/2035	53,605	0.0
17,414	5.500%,01/01/2035	19,722	0.0
1,749,241	5.500%,02/01/2035	1,983,213	0.1
10,286	5.500%,02/01/2035	11,315	0.0
6,857	5.500%,03/01/2035	7,510	0.0
32,257	5.500%,06/01/2035	35,404	0.0
10,618	5.500%,07/01/2035	12,041	0.0
1,172,760	5.500%,08/01/2035	1,331,033	0.1
5,886	5.500%,10/01/2035	6,677	0.0
568	5.500%,11/01/2035	627	0.0
57,463	5.500%,11/01/2035	65,118	0.0
989	5.500%,12/01/2035	1,123	0.0
1,046	5.500%,12/01/2035	1,189	0.0
17,658	5.500%,12/01/2035	20,046	0.0
188,504	5.500%,12/01/2035	213,939	0.0
13,310	5.500%,01/01/2036	15,111	0.0
100,263	5.500%,01/01/2036	113,895	0.0
1,507	5.500%,02/01/2036	1,652	0.0
14,915	5.500%,04/01/2036	16,945	0.0
1,139,312	5.500%,07/01/2036	1,291,706	0.1
557	5.500%,08/01/2036	631	0.0
58,035	5.500%,09/01/2036	65,726	0.0
89,173	5.500%,09/01/2036	100,883	0.0
1,446	5.500%,12/01/2036	1,642	0.0
123,301	5.500%,12/01/2036	138,101	0.0
180,219	5.500%,12/01/2036	204,001	0.0
2,142	5.500%,12/01/2036	2,400	0.0
102,975	5.500%,01/01/2037	116,844	0.0
18,454	5.500%,01/01/2037	20,940	0.0
123,275	5.500%,02/01/2037	140,013	0.0
355,002	5.500%,03/01/2037	403,286	0.0
12,982	5.500%,04/01/2037	14,730	0.0
820	5.500%,05/01/2037	930	0.0
32,240	5.500%,05/01/2037	36,542	0.0
2,700	5.500%,05/01/2037	3,019	0.0
21,041	5.500%,05/01/2037	23,821	0.0
31,580	5.500%,06/01/2037	35,725	0.0
71,468	5.500%,06/01/2037	80,980	0.0
32,311	5.500%,07/01/2037	36,589	0.0
18,405	5.500%,08/01/2037	20,896	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

50,629	5.500%,08/01/2037	57,460	0.0
34,535	5.500%,08/01/2037	39,142	0.0
131,328	5.500%,09/01/2037	149,101	0.0
855	5.500%,11/01/2037	967	0.0
510,853	5.500%,01/01/2038	578,477	0.0
1,601	5.500%,02/01/2038	1,814	0.0
796	5.500%,02/01/2038	904	0.0
356,658	5.500%,03/01/2038	405,404	0.0
13,634	5.500%,03/01/2038	15,451	0.0
25,286	5.500%,04/01/2038	28,601	0.0
697	5.500%,04/01/2038	789	0.0
95,234	5.500%,04/01/2038	108,051	0.0
10,883	5.500%,05/01/2038	12,166	0.0
3,747	5.500%,05/01/2038	4,259	0.0
185,927	5.500%,05/01/2038	210,722	0.0
31,890	5.500%,06/01/2038	36,142	0.0
2,188,724	5.500%,06/01/2038	2,485,543	0.1
109,900	5.500%,06/01/2038	124,807	0.0
658	5.500%,07/01/2038	746	0.0
60,733	5.500%,07/01/2038	69,032	0.0
46,353	5.500%,07/01/2038	52,684	0.0
80,003	5.500%,07/01/2038	90,673	0.0
117,581	5.500%,08/01/2038	133,242	0.0
13,612	5.500%,08/01/2038	15,467	0.0
24,824	5.500%,08/01/2038	28,065	0.0
239,536	5.500%,11/01/2038	272,042	0.0
63,050	5.500%,11/01/2038	70,586	0.0
240	5.500%,12/01/2038	271	0.0
37,549	5.500%,12/01/2038	42,668	0.0
469,905	5.500%,01/01/2039	533,818	0.0
68,047	5.500%,01/01/2039	77,254	0.0
129,448	5.500%,01/01/2039	147,007	0.0
23,426	5.500%,03/01/2039	26,617	0.0
216,587	5.500%,06/01/2039	246,108	0.0
355,100	5.500%,06/01/2039	403,428	0.0
25,598	5.500%,05/01/2040	28,091	0.0
21,623	5.500%,07/01/2041	24,529	0.0
453,463	5.500%,09/01/2041	515,368	0.0
416	6.000%,05/01/2021	461	0.0
4,357	6.000%,09/01/2021	4,827	0.0
6,525	6.000%,04/01/2022	7,230	0.0
18,184	6.000%,06/01/2022	20,147	0.0
2,829	6.000%,01/01/2023	3,135	0.0
366	6.000%,03/01/2024	406	0.0
93,605	6.000%,11/01/2028	103,800	0.0
516	6.000%,04/01/2031	590	0.0
290	6.000%,01/01/2032	322	0.0
941	6.000%,11/01/2032	1,048	0.0
1,209	6.000%,11/01/2032	1,388	0.0
53,402	6.000%,01/01/2033	61,435	0.0
2,828	6.000%,09/01/2033	3,158	0.0
512	6.000%,01/01/2034	570	0.0
145,684	6.000%,08/01/2034	161,634	0.0
149,268	6.000%,06/01/2035	172,092	0.0
6,362	6.000%,07/01/2035	7,076	0.0
13,787	6.000%,07/01/2035	15,890	0.0
6,052	6.000%,07/01/2035	6,981	0.0
11,099	6.000%,07/01/2035	12,328	0.0
3,204	6.000%,10/01/2035	3,568	0.0
406	6.000%,10/01/2035	450	0.0
70,843	6.000%,11/01/2035	81,713	0.0
2,450	6.000%,12/01/2035	2,718	0.0
62,955	6.000%,12/01/2035	72,621	0.0
221,390	6.000%,12/01/2035	246,213	0.0
10,140	6.000%,01/01/2036	11,614	0.0
47,812	6.000%,02/01/2036	55,103	0.0
16,823	6.000%,02/01/2036	18,727	0.0
246	6.000%,02/01/2036	272	0.0
45,127	6.000%,02/01/2036	52,019	0.0
34,633	6.000%,03/01/2036	39,580	0.0
39,388	6.000%,03/01/2036	45,449	0.0
21,957	6.000%,04/01/2036	25,261	0.0
38,362	6.000%,04/01/2036	44,215	0.0
19,712	6.000%,05/01/2036	22,703	0.0
12,406	6.000%,05/01/2036	13,800	0.0
519	6.000%,06/01/2036	597	0.0
3,776	6.000%,06/01/2036	4,349	0.0
4,188	6.000%,07/01/2036	4,671	0.0
1,559	6.000%,07/01/2036	1,738	0.0
16,734	6.000%,07/01/2036	18,579	0.0
96,213	6.000%,07/01/2036	111,018	0.0
38,476	6.000%,08/01/2036	44,313	0.0
6,329	6.000%,08/01/2036	7,273	0.0
26,809	6.000%,08/01/2036	30,860	0.0
423,532	6.000%,08/01/2036	487,961	0.0
248,995	6.000%,08/01/2036	281,567	0.0
5,242	6.000%,08/01/2036	6,033	0.0
58,848	6.000%,09/01/2036	67,751	0.0
17,927	6.000%,09/01/2036	20,547	0.0
65,632	6.000%,09/01/2036	72,788	0.0
18,283	6.000%,09/01/2036	21,069	0.0
14,185	6.000%,09/01/2036	16,032	0.0
35,445	6.000%,09/01/2036	40,715	0.0
472	6.000%,09/01/2036	542	0.0
4,539	6.000%,10/01/2036	5,037	0.0
39,201	6.000%,10/01/2036	45,033	0.0
40,194	6.000%,10/01/2036	46,327	0.0
42,629	6.000%,10/01/2036	49,105	0.0
15,929	6.000%,10/01/2036	18,323	0.0
14,346	6.000%,10/01/2036	15,976	0.0
16,551	6.000%,11/01/2036	18,348	0.0
56,375	6.000%,11/01/2036	62,898	0.0
2,594	6.000%,11/01/2036	2,874	0.0
33,307	6.000%,11/01/2036	38,394	0.0
13,370	6.000%,11/01/2036	15,107	0.0
51,462	6.000%,12/01/2036	59,384	0.0
4,396	6.000%,12/01/2036	5,069	0.0
6,243	6.000%,12/01/2036	7,046	0.0
104,158	6.000%,12/01/2036	116,020	0.0
45,592	6.000%,12/01/2036	50,520	0.0
1,514	6.000%,12/01/2036	1,699	0.0
23,093	6.000%,12/01/2036	25,623	0.0
19,866	6.000%,01/01/2037	22,089	0.0
839	6.000%,01/01/2037	949	0.0
11,686	6.000%,01/01/2037	12,965	0.0
1,311	6.000%,01/01/2037	1,509	0.0
1,947	6.000%,01/01/2037	2,159	0.0
9,826	6.000%,01/01/2037	11,312	0.0
18,140	6.000%,02/01/2037	20,932	0.0
112,513	6.000%,02/01/2037	129,604	0.0
1,428	6.000%,02/01/2037	1,584	0.0
46,314	6.000%,02/01/2037	51,335	0.0
8,431	6.000%,02/01/2037	9,390	0.0
10,691	6.000%,03/01/2037	12,121	0.0
21,290	6.000%,03/01/2037	24,078	0.0
21,026	6.000%,03/01/2037	24,262	0.0
747	6.000%,03/01/2037	848	0.0
23,197	6.000%,03/01/2037	26,648	0.0
165,192	6.000%,03/01/2037	190,179	0.0
157,626	6.000%,04/01/2037	181,498	0.0
31,750	6.000%,04/01/2037	35,233	0.0
69,800	6.000%,04/01/2037	80,403	0.0
32,694	6.000%,04/01/2037	36,669	0.0
29,049	6.000%,04/01/2037	32,827	0.0
7,629	6.000%,04/01/2037	8,639	0.0
702	6.000%,04/01/2037	779	0.0
2,231	6.000%,04/01/2037	2,570	0.0
340	6.000%,04/01/2037	377	0.0
49,593	6.000%,04/01/2037	55,314	0.0
808	6.000%,04/01/2037	896	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

3,285	6.000%,04/01/2037	3,676	0.0
4,821	6.000%,04/01/2037	5,351	0.0
45,470	6.000%,04/01/2037	52,470	0.0
18,960	6.000%,04/01/2037	21,879	0.0
8,012	6.000%,05/01/2037	8,887	0.0
23,760	6.000%,05/01/2037	26,423	0.0
32,002	6.000%,05/01/2037	36,831	0.0
115,815	6.000%,05/01/2037	133,643	0.0
17,057	6.000%,05/01/2037	18,956	0.0
1,172	6.000%,05/01/2037	1,300	0.0
3,752	6.000%,05/01/2037	4,320	0.0
6,002	6.000%,05/01/2037	6,878	0.0
20,246	6.000%,05/01/2037	23,364	0.0
14,245	6.000%,05/01/2037	15,809	0.0
2,311	6.000%,05/01/2037	2,604	0.0
43,987	6.000%,05/01/2037	48,984	0.0
11,710	6.000%,05/01/2037	12,986	0.0
4,032	6.000%,06/01/2037	4,476	0.0
5,527	6.000%,06/01/2037	6,126	0.0
8,322	6.000%,06/01/2037	9,577	0.0
70,853	6.000%,06/01/2037	81,627	0.0
9,174	6.000%,06/01/2037	10,587	0.0
26,143	6.000%,06/01/2037	28,976	0.0
2,725	6.000%,06/01/2037	3,021	0.0
7,324	6.000%,07/01/2037	8,433	0.0
12,169	6.000%,07/01/2037	14,010	0.0
14,483	6.000%,07/01/2037	16,070	0.0
15,339	6.000%,07/01/2037	17,112	0.0
71,857	6.000%,07/01/2037	82,855	0.0
20,653	6.000%,07/01/2037	23,078	0.0
34,154	6.000%,07/01/2037	37,874	0.0
120,079	6.000%,07/01/2037	133,314	0.0
3,269	6.000%,07/01/2037	3,689	0.0
7,919	6.000%,07/01/2037	8,782	0.0
18,492	6.000%,08/01/2037	20,490	0.0
37,699	6.000%,08/01/2037	41,985	0.0
125,983	6.000%,08/01/2037	140,001	0.0
21,058	6.000%,08/01/2037	23,844	0.0
5,762	6.000%,08/01/2037	6,660	0.0
6,624	6.000%,08/01/2037	7,344	0.0
69,003	6.000%,08/01/2037	79,628	0.0
15,499	6.000%,08/01/2037	17,208	0.0
3,357	6.000%,09/01/2037	3,855	0.0
12,271	6.000%,09/01/2037	13,595	0.0
9,473	6.000%,09/01/2037	10,510	0.0
339,598	6.000%,09/01/2037	391,888	0.0
87,930	6.000%,09/01/2037	100,829	0.0
1,482	6.000%,09/01/2037	1,699	0.0
21,459	6.000%,09/01/2037	24,762	0.0
40,484	6.000%,10/01/2037	46,578	0.0
2,490	6.000%,10/01/2037	2,829	0.0
65,101	6.000%,11/01/2037	74,853	0.0
48,671	6.000%,11/01/2037	56,001	0.0
1,026	6.000%,11/01/2037	1,180	0.0
24,348	6.000%,12/01/2037	27,451	0.0
72,712	6.000%,12/01/2037	83,794	0.0
3,778	6.000%,12/01/2037	4,185	0.0
123,590	6.000%,12/01/2037	142,265	0.0
1,407	6.000%,12/01/2037	1,621	0.0
30,818	6.000%,02/01/2038	35,465	0.0
101,218	6.000%,02/01/2038	116,337	0.0
166,740	6.000%,02/01/2038	191,918	0.0
25,206	6.000%,03/01/2038	28,981	0.0
4,164	6.000%,03/01/2038	4,620	0.0
1,644	6.000%,03/01/2038	1,895	0.0
4,483	6.000%,05/01/2038	5,172	0.0
93,236	6.000%,05/01/2038	107,153	0.0
15,200	6.000%,06/01/2038	17,541	0.0
2,813	6.000%,06/01/2038	3,132	0.0
115,906	6.000%,07/01/2038	132,684	0.0
59,335	6.000%,07/01/2038	68,251	0.0
1,660	6.000%,08/01/2038	1,908	0.0
15,619	6.000%,09/01/2038	17,393	0.0
8,330	6.000%,09/01/2038	9,613	0.0
30,770	6.000%,09/01/2038	35,507	0.0
3,548	6.000%,09/01/2038	3,945	0.0
1,854	6.000%,10/01/2038	2,088	0.0
15,649	6.000%,10/01/2038	18,049	0.0
24,693	6.000%,10/01/2038	27,431	0.0
2,071	6.000%,10/01/2038	2,351	0.0
74,249	6.000%,10/01/2038	82,264	0.0
19,375	6.000%,10/01/2038	22,354	0.0
44,235	6.000%,10/01/2038	50,842	0.0
1,210	6.000%,11/01/2038	1,341	0.0
126,001	6.000%,11/01/2038	141,793	0.0
933	6.000%,11/01/2038	1,071	0.0
18,308	6.000%,12/01/2038	20,485	0.0
3,382	6.000%,12/01/2038	3,883	0.0
89,805	6.000%,12/01/2038	103,571	0.0
1,836	6.000%,10/01/2039	2,116	0.0
24,751	6.000%,10/01/2039	28,562	0.0
532,595	6.000%,02/01/2040	614,122	0.0
23,623	6.000%,04/01/2040	27,260	0.0
145,115	6.000%,09/01/2040	163,121	0.0
234,742	6.000%,10/01/2040	270,868	0.0
355,499	6.000%,05/01/2041	410,055	0.0
6,227	6.500%,04/01/2027	6,910	0.0
1,076	6.500%,02/01/2028	1,192	0.0
27	6.500%,06/01/2029	29	0.0
7,382	6.500%,01/01/2032	8,387	0.0
9,752	6.500%,04/01/2032	11,156	0.0
3,785	6.500%,09/01/2032	4,195	0.0
16,082	6.500%,10/01/2032	18,310	0.0
13,552	6.500%,10/01/2032	15,029	0.0
6,429	6.500%,03/01/2038	7,747	0.0
1,046	7.000%,08/01/2025	1,132	0.0
1,076	7.000%,02/01/2026	1,079	0.0
10,897	7.000%,03/01/2026	11,293	0.0
2,072	7.000%,03/01/2026	2,078	0.0
6,764	7.000%,03/01/2026	7,399	0.0
674	7.000%,12/01/2027	687	0.0
337,324	7.000%,03/01/2038	440,575	0.0
639,995	7.000%,04/01/2038	830,156	0.0
11,462	7.500%,09/01/2031	13,872	0.0
		285,062,034	8.3

	Total U.S. Government Agency Obligations
	(Cost $461,885,112)	485,663,250	14.2

ASSET-BACKED SECURITIES: 7.9%
	Automobile Asset-Backed Securities: 0.3%
1,800,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	1,802,075	0.1
1,650,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	1,547,910	0.0
1,750,000	(1) OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,784,663	0.1
700,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	678,255	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

1,900,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	1,816,347	0.1
1,250,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,227,535	0.0
		8,856,785		0.3

		Home Equity Asset-Backed Securities: 0.2%
1,364,464	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,235,541	0.0
973,130		Home Equity Asset Trust 2005-2 M5, 2.042%, (US0001M + 1.095%), 07/25/2035	957,835	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.862%, (US0001M + 0.915%), 03/25/2035	2,339,893	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 1.682%, (US0001M + 0.735%), 06/25/2035	517,597	0.0
52,379		Renaissance Home Equity Loan Trust 2003-2 A, 1.827%, (US0001M + 0.880%), 08/25/2033	46,633	0.0
2,142,543	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,173,030	0.1
57,787		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 1.027%, (US0001M + 0.080%), 11/25/2036	19,865	0.0
		7,290,394		0.2

		Other Asset-Backed Securities: 6.7%
1,470,706	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,393,492	0.0
1,665,537	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,651,742	0.1
9,000,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 3.164%, (US0003M + 1.330%), 01/20/2033	8,426,304	0.3
2,477,611	(1),(3),(4),(7)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
9,500,000	(1)	Apidos CLO XXXII 2019-32A A1, 3.003%, (US0003M + 1.320%), 01/20/2033	8,915,902	0.3
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.061%, (US0003M + 1.230%), 01/15/2030	7,316,304	0.2
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.169%, (US0003M + 1.350%), 07/18/2029	3,232,069	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 3.119%, (US0003M + 1.300%), 07/20/2029	4,070,189	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.169%, (US0003M + 1.350%), 07/20/2030	1,492,038	0.0
1,098,092	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.572%, 10/25/2036	1,033,204	0.0
3,200,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 3.233%, (US0003M + 1.330%), 01/17/2033	2,990,643	0.1
9,020,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.081%, (US0003M + 1.250%), 07/15/2029	8,644,705	0.3
5,000,000	(1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 3.228%, (US0003M + 1.350%), 01/15/2033	4,632,125	0.1
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 4.348%, (US0003M + 2.500%), 04/13/2027	4,853,060	0.1
4,000,000	(1)	Carbone CLO Ltd. 2017-1A A1, 2.967%, (US0003M + 1.140%), 01/20/2031	3,761,728	0.1
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 2.966%, (US0003M + 1.130%), 04/17/2031	2,168,004	0.1
56,045		Chase Funding Trust Series 2002-4 2A1, 1.687%, (US0001M + 0.740%), 10/25/2032	52,964	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 1.547%, (US0001M + 0.600%), 07/25/2033	94,405	0.0
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 3.037%, (US0003M + 1.210%), 10/18/2030	3,578,175	0.1
3,000,000	(1)	CIFC Funding 2017-2A C, 4.169%, (US0003M + 2.350%), 04/20/2030	2,630,112	0.1
4,000,000	(1)	CIFC Funding 2019-6A A1 Ltd., 3.237%, (US0003M + 1.330%), 01/16/2033	3,758,044	0.1
2,766,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 3.819%, (US0003M + 2.000%), 10/20/2028	2,496,240	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

68,528		Countrywide Asset-Backed Certificates 2006-26 2A3, 1.117%, (US0001M + 0.170%), 06/25/2037	68,590	0.0
6,154,534		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 1.097%, (US0001M + 0.150%), 10/25/2036	4,976,492	0.2
942,875	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	909,381	0.0
496,250	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	482,690	0.0
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.041%, (US0003M + 1.210%), 10/15/2030	11,525,674	0.3
1,386,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,327,663	0.0
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 2.851%, (US0003M + 1.020%), 04/15/2031	1,137,631	0.0
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.181%, (US0003M + 1.350%), 04/15/2028	7,905,909	0.2
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 2.892%, (US0003M + 1.200%), 08/15/2030	7,152,551	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,856,912	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.021%, (US0003M + 1.220%), 07/24/2030	4,040,670	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.021%, (US0003M + 1.190%), 10/15/2030	1,989,819	0.1
121,930		GSAMP Trust 2007-FM1 A2A, 1.017%, (US0001M + 0.070%), 12/25/2036	61,103	0.0
2,079,369	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	2,180,383	0.1
2,000,000	(1)	Jay Park CLO Ltd. 2016-1A BR, 3.819%, (US0003M + 2.000%), 10/20/2027	1,772,340	0.1
1,600,000	(1)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	1,419,680	0.0
4,300,000	(1),(8)	KKR CLO 21 A Ltd., 2.831%, (US0003M + 1.000%), 04/15/2031	3,999,155	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 3.069%, (US0003M + 1.250%), 01/20/2031	9,133,940	0.3
1,308,000	(1)	LCM XIV L.P. 14A AR, 2.867%, (US0003M + 1.040%), 07/20/2031	1,219,767	0.0
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 1.507%, (US0001M + 0.560%), 10/25/2034	47,208	0.0
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 3.994%, (US0003M + 2.200%), 01/27/2026	2,011,416	0.1
5,150,000	(1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 3.469%, (US0003M + 1.650%), 04/20/2031	4,804,327	0.1
1,500,000	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,475,599	0.0
1,750,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,306,575	0.0
2,469,374	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,374,082	0.1
1,456,054	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,335,185	0.0
2,993,822	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,995,769	0.1
2,000,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 4.590%, (US0003M + 2.450%), 10/16/2032	1,656,156	0.1
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.139%, (US0003M + 1.320%), 03/17/2030	4,282,295	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.181%, (US0003M + 1.350%), 07/15/2029	2,784,759	0.1
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.206%, (US0003M + 1.375%), 07/15/2029	2,027,889	0.1
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.169%, (US0003M + 1.350%), 07/19/2030	3,703,596	0.1
8,000,000	(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 3.032%, (US0003M + 1.340%), 11/15/2032	7,503,952	0.2
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 2.849%, (US0003M + 1.030%), 04/18/2031	2,828,232	0.1
2,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 3.681%, (US0003M + 1.850%), 04/15/2026	1,580,024	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

900,000	(1),(8)	Palmer Square Loan Funding 2018-2A C Ltd., 3.781%, (US0003M + 1.950%), 07/15/2026	695,415	0.0
5,515,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.919%, (US0003M + 1.100%), 07/20/2030	5,227,911	0.2
1,526,079		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 2.027%, (US0001M + 1.080%), 03/25/2035	1,514,885	0.0
1,018,467	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.741%, 01/25/2036	993,280	0.0
225,504		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	241,201	0.0
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,607,502	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,401,303	0.0
3,200,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	2,837,633	0.1
1,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	701,706	0.0
1,548,708	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,507,117	0.0
2,060,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 3.231%, (US0003M + 1.400%), 01/15/2033	1,871,603	0.1
1,927,993	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,724,476	0.1
1,777,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,751,234	0.1
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	4,700,187	0.1
2,400,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.049%, (US0003M + 1.230%), 10/18/2030	2,256,816	0.1
9,500,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 2.953%, (US0003M + 1.190%), 11/01/2031	8,878,310	0.3
1,500,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,352,543	0.0
1,661,750	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,518,657	0.1
		227,850,642		6.7

		Student Loan Asset-Backed Securities: 0.7%
1,250,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,282,921	0.0
1,765,031	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,833,699	0.1
923,212	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	932,094	0.0
1,295,569	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	1,316,609	0.0
329,957	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	335,109	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 2.305%, (US0001M + 1.600%), 10/15/2031	721,256	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,068,119	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,517,188	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,557,710	0.1
128,922	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	130,233	0.0
2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,550,460	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,091,021	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,139,024	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,689,830	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,032,126	0.0
		24,197,399		0.7

	Total Asset-Backed Securities
	(Cost $284,794,470)	268,195,220		7.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.3%
12,729,808	(3),(4)	BANK 2019-BNK16 XA, 0.966%, 02/15/2052	814,350	0.0
2,600,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	1,631,523	0.1
3,360,000	(3)	Bank 2019-BNK19 C, 4.035%, 08/15/2061	2,818,578	0.1
51,188,592	(3),(4)	Bank 2019-BNK19 XA, 0.964%, 08/15/2061	3,551,905	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	672,921	0.0
27,814,885	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.068%, 08/15/2052	1,886,072	0.1
19,675,806	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.047%, 03/15/2052	1,419,855	0.0
3,690,000	(1)	BHP Trust 2019-BXHP D, 2.476%, (US0001M + 1.771%), 08/15/2036	3,095,150	0.1
3,700,000	(1)	BHP Trust 2019-BXHP E, 3.272%, (US0001M + 2.568%), 08/15/2036	3,003,656	0.1
2,164,393		BMD2 2019-FRR1, 2.870%, 05/25/2052	2,017,226	0.1
3,997,244		BMD2 RE-REMIC TR 2019 3.6, 3.665%, 09/25/2022	3,922,053	0.1
11,436,144	(1)	BX Commercial Mortgage Trust 2019-XL G, 3.005%, (US0001M + 2.300%), 10/15/2036	9,890,035	0.3
6,659,142	(1)	BX Commercial Mortgage Trust 2019-XL J, 3.355%, (US0001M + 2.650%), 10/15/2036	5,766,831	0.2
8,600,000	(1)	BX Commercial Mortgage Trust 2020-BXLP G, 3.205%, (US0001M + 2.500%), 12/15/2029	7,333,265	0.2
2,520,000	(1)	BX Trust 2019-MMP E, 2.605%, (US0001M + 1.900%), 08/15/2036	2,439,941	0.1
4,560,000	(1),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	3,508,438	0.1
3,450,000		Cantor Commercial Real Estate Lending 2019-CF2 A5, 2.874%, 11/15/2052	3,626,145	0.1
20,003,719	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.404%, 08/10/2049	1,274,565	0.0
3,951,241	(1),(3)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.089%, 04/15/2044	3,736,242	0.1
4,120,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	2,673,183	0.1
35,515,755	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.914%, 09/15/2050	1,830,201	0.1
58,733,331	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.599%, 06/10/2051	2,505,805	0.1
2,101,000	(1),(3)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.067%, 11/10/2051	1,620,363	0.1
1,090,000	(3)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 3.896%, 02/10/2049	856,231	0.0
14,086,937	(3),(4)	COMM 2012-CR2 XA, 1.633%, 08/15/2045	410,314	0.0
25,002,543	(3),(4)	COMM 2012-CR3 XA, 1.857%, 10/15/2045	869,456	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.614%, 10/15/2045	992,999	0.0
20,147,429	(3),(4)	COMM 2012-CR5 XA, 1.525%, 12/10/2045	638,881	0.0
27,829,379	(1),(3),(4)	COMM 2012-LC4 XA, 2.101%, 12/10/2044	802,900	0.0
1,910,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.789%, 08/10/2046	1,621,297	0.1
1,640,000	(3)	COMM 2015-CCRE26 D Mortgage Trust, 3.484%, 10/10/2048	1,274,170	0.0
910,000	(3)	COMM 2016-COR1 C, 4.383%, 10/10/2049	768,181	0.0
81,508,702	(3),(4)	COMM 2016-CR28 XA, 0.693%, 02/10/2049	2,294,772	0.1
5,920,000		COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	6,557,968	0.2
5,580,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.633%, 11/13/2039	3,472,723	0.1
5,080,000	(3)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	5,531,530	0.2
3,247,076	(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.530%, 07/10/2044	3,126,782	0.1
5,150,000	(1)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	4,916,141	0.1
20,760,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.298%, 08/25/2020	200,658	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

36,470,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.872%, 05/25/2040	1,323,938	0.0
43,962,576	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.236%, 08/25/2022	1,079,576	0.0
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.662%, 06/25/2041	952,305	0.0
27,650,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.592%, 05/25/2041	1,204,451	0.0
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/2041	505,027	0.0
530,693,670	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	670,691	0.0
2,920,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 2.255%, (US0001M + 1.550%), 07/15/2035	2,778,950	0.1
7,600,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 D, 5.180%, 12/10/2043	7,450,164	0.2
4,400,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	4,163,518	0.1
2,740,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	2,615,626	0.1
3,070,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	2,344,796	0.1
30,354,141	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.032%, 11/10/2046	930,746	0.0
46,347,064	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.985%, 06/10/2047	1,226,010	0.0
6,930,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	6,496,646	0.2
5,310,000	(1),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	4,869,795	0.1
2,405,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU E, 3.255%, (US0001M + 2.550%), 11/15/2032	1,818,467	0.1
105,822,342	(3),(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.814%, 09/01/2052	5,944,782	0.2
6,190,000	(1),(3)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	3,590,608	0.1
5,610,000	(1),(3)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.195%, 12/27/2046	5,495,588	0.2
29,096,984	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.476%, 06/15/2045	547,000	0.0
45,952,816	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.729%, 12/15/2049	1,332,719	0.0
3,720,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.892%, 01/15/2047	3,294,264	0.1
1,560,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 3.882%, 01/15/2048	1,277,541	0.0
2,329,384	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.057%, 10/15/2048	78,571	0.0
6,560,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	7,404,048	0.2
1,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 2.705%, (US0001M + 2.000%), 05/15/2036	751,218	0.0
915,005	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	905,562	0.0
1,848,857	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.600%, 11/15/2038	6,077	0.0
9,659,479	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.600%, 11/15/2038	31,751	0.0
1,976,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.909%, 04/15/2047	1,734,911	0.1
2,375,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.375%, 09/15/2047	2,065,234	0.1
3,890,000	(1),(3)	Morgan Stanley Capital I Trust 2016-BNK2 E, 3.905%, 11/15/2049	2,393,251	0.1
3,943,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,261,424	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

1,900,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,247,359	0.0
2,920,000	(1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,657,587	0.1
5,470,000	(1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	4,775,829	0.1
2,440,000	(1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	2,491,590	0.1
3,933,000	(1)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 3.705%, (US0001M + 3.000%), 01/15/2035	3,547,179	0.1
2,820,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	2,996,344	0.1
2,060,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.476%, 12/10/2045	1,879,871	0.1
3,520,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.476%, 12/10/2045	2,927,599	0.1
28,415,721	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.042%, 12/15/2047	1,081,133	0.0
4,580,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	5,187,248	0.2
1,630,000	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.661%, 11/15/2044	1,554,777	0.1
19,757,259	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.807%, 08/15/2045	619,234	0.0
6,583,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	5,201,857	0.2
45,719,988	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.215%, 03/15/2048	1,268,551	0.0
9,412,500		Wells Fargo Commercial Mortgage Trust 2019-C54 A4, 3.146%, 12/15/2052	10,027,987	0.3
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.258%, 03/15/2045	6,375,222	0.2
8,510,000	(3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	7,712,473	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $272,619,889)	248,470,401		7.3

SOVEREIGN BONDS: 0.1%
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,394,455	0.1

	Total Sovereign Bonds
	(Cost $5,365,000)	5,394,455		0.1

CONVERTIBLE BONDS/NOTES: 0.1%
		Financial: 0.1%
2,440,000		Santander UK PLC, 3.400%, 06/01/2021	2,445,290	0.1

	Total Convertible Bonds/Notes
	(Cost $2,425,507)	2,445,290		0.1

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 18.2%
		Affiliated Investment Companies: 18.2%
9,076,619		Voya Emerging Markets Corporate Debt Fund - Class P	80,237,313	2.3
13,725,112		Voya Emerging Markets Hard Currency Debt Fund - Class P	113,643,928	3.3
8,107,963		Voya Emerging Markets Local Currency Debt Fund - Class P	49,701,812	1.5
2,750,860		Voya Floating Rate Fund - Class P	21,979,372	0.6
8,602,338		Voya High Yield Bond Fund - Class P	60,388,415	1.8
14,451,417		Voya Investment Grade Credit Fund - Class P	153,040,505	4.5
16,200,054		Voya Securitized Credit Fund - Class P	143,208,473	4.2

	Total Mutual Funds
	(Cost $700,701,231)	622,199,818		18.2

			Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.1%
	Total Purchased Options
	(Cost $363,086)	3,951,094		0.1

	Total Long-Term Investments
	(Cost $3,474,647,288)	3,378,869,872		99.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Commercial Paper: 0.2%
950,000	(10)	Cooperatieve Rabobank UA, 1.660%, 04/07/2020	949,806	0.1
950,000	(10)	Exxon Mobil Corp., 1.600%, 06/03/2020	946,424	0.0
950,000	(10)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.0
950,000	(10)	LMA Americas LLC, 1.660%, 04/07/2020	949,797	0.1
950,000	(10)	Pfizer Inc., 1.630%, 06/15/2020	946,410	0.0

	Total Commercial Paper
	(Cost $4,741,091)	4,741,091		0.2

		Floating Rate Notes: 0.4%
950,000	(10)	Bank of Montreal, 0.980%, 08/26/2020	950,009	0.1
900,000	(10)	Bank of Nova Scotia, 1.240%, 05/08/2020	900,311	0.0
425,000	(10)	BNP Paribas, 0.910%, 05/14/2020	424,905	0.0
950,000	(10)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.0
600,000	(10)	Canadian Imperial Bank of Commerce, 1.820%, 04/10/2020	599,992	0.0
850,000	(10)	Citibank N.A., 1.810%, 05/01/2020	849,484	0.0
990,000	(10)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	989,146	0.1
625,000	(10)	Crédit Industriel et Commercial, 1.140%, 04/24/2020	625,175	0.0
750,000	(10)	Credit Suisse Group AG, 0.360%, 04/17/2020	749,973	0.0
975,000	(10)	HSBC Bank PLC, 1.520%, 06/03/2020	974,260	0.1
950,000	(10)	JPMorgan Chase & Co., 1.740%, 08/07/2020	948,391	0.0
950,000	(10)	Lloyds Bank PLC, 1.100%, 08/07/2020	949,207	0.0
325,000	(10)	Mizuho Financial Group Inc., 0.940%, 08/10/2020	324,690	0.0
600,000	(10)	Mizuho Financial Group Inc., 1.050%, 07/30/2020	599,525	0.0
825,000	(10)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	824,604	0.0
950,000	(10)	Societe Generale, 0.290%, 09/04/2020	946,093	0.0
950,000	(10)	Svenska Handelsbanken AB, 1.160%, 07/07/2020	949,597	0.1
600,000	(10)	The Sumitomo Mitsui Financial Group, 1.020%, 08/25/2020	599,338	0.0
325,000	(10)	The Sumitomo Mitsui Financial Group, 1.600%, 06/05/2020	325,068	0.0
400,000	(10)	Westpac Banking Corp, 1.520%, 06/03/2020	399,696	0.0

	Total Floating Rate Notes
	(Cost $14,874,474)	14,874,474		0.4

		Repurchase Agreements: 0.4%
1,368,506	(10)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $1,368,518, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $1,436,934, due 06/15/20-03/15/39)	1,368,506	0.0
1,639,535	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,639,536, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,672,326, due 05/01/20-02/20/70)	1,639,535	0.0
3,100,000	(10)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $3,101,873, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $3,254,998, due 10/15/20-09/09/49)	3,100,000	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

5,095,049	(10)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $5,095,050, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $5,196,950, due 08/01/23-06/01/51)	5,095,049	0.2
3,431,048	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $3,431,063, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,508,044, due 04/01/20-09/09/49)	3,431,048	0.1

	Total Repurchase Agreements
	(Cost $14,634,138)		14,634,138	0.4

	Certificates of Deposit: 0.1%
950,000	(10)	Group BPCE, 1.790%, 04/13/2020	950,208	0.1
450,000	(10)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	450,241	0.0
500,000	(10)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	500,264	0.0

	Total Certificates of Deposit
	(Cost $1,900,713)		1,900,713	0.1

Shares			Value	Percentage of Net Assets
	Mutual Funds: 0.4%
14,087,000	(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340%	14,087,000	0.4
757,000	(10),(11)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	757,000	0.0
	Total Mutual Funds
	(Cost $14,844,000)		14,844,000	0.4

	Total Short-Term Investments
	(Cost $50,994,416)		50,994,416	1.5

	Total Investments in Securities (Cost $3,525,641,704)		$ 3,429,864,288	100.5
	Liabilities in Excess of Other Assets		(18,717,648)	(0.5)
	Net Assets		$ 3,411,146,640	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2020.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2020.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Mutual Funds	$ 622,199,818	$ –	$ –	$ 622,199,818
Purchased Options	–	3,951,094	–	3,951,094
Corporate Bonds/Notes	–	837,783,316	–	837,783,316
Collateralized Mortgage Obligations	–	649,416,862	–	649,416,862
Municipal Bonds	–	2,199,526	–	2,199,526
Asset-Backed Securities	–	268,195,220	–	268,195,220
Commercial Mortgage-Backed Securities	–	248,470,401	–	248,470,401
U.S. Government Agency Obligations	–	485,663,250	–	485,663,250
Convertible Bonds/Notes	–	2,445,290	–	2,445,290
Sovereign Bonds	–	5,394,455	–	5,394,455
U.S. Treasury Obligations	–	253,150,640	–	253,150,640
Short-Term Investments	14,087,000	36,907,416	–	50,994,416
Total Investments, at fair value	$ 636,286,818	$ 2,793,577,470	$ –	$ 3,429,864,288
Other Financial Instruments+
Centrally Cleared Swaps	–	20,235,799	–	20,235,799
Forward Foreign Currency Contracts	–	8,138,653	–	8,138,653
Futures	23,971,800	–	–	23,971,800
Total Assets	$ 660,258,618	$ 2,821,951,922	$ –	$ 3,482,210,540
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$ –	$ (631,703)	$ –	$ (631,703)
Futures	(5,201,143)	–	–	(5,201,143)
Written Options	–	(4,907,183)	–	(4,907,183)
Total Liabilities	$ (5,201,143)	$ (5,538,886)	$ –	$ (10,740,029)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$ 90,999,434	$ 866,824	$ -	$ (11,628,945)	$ 80,237,313	$ 866,822	$ -	$ -
Voya Emerging Markets Hard Currency Debt Fund - Class P	133,085,105	1,725,936	-	(21,167,113)	113,643,928	1,725,937	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	59,657,773	540,367	-	(10,496,328)	49,701,812	540,367	-	-
Voya Floating Rate Fund Class P	25,742,250	339,874	-	(4,102,752)	21,979,372	339,874	-	-
Voya High Yield Bond Fund - Class P	68,111,429	1,073,019	-	(8,796,033)	60,388,415	1,073,018	-	-
Voya Investment Grade Credit Fund - Class P	159,271,027	1,571,542	-	(7,802,064)	153,040,505	1,571,535	-	-
Voya Securitized Credit Fund - Class P	117,961,329	40,701,613	-	(15,454,469)	143,208,473	704,902	-	-
	$ 654,828,347	$ 46,819,175	$ -	$ (79,447,704)	$ 622,199,818	$ 6,822,455	$ -	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,168,235	CZK 49,708,357	Barclays Bank PLC	05/15/20	$ 167,460
USD 320,947	ILS 1,104,142	Barclays Bank PLC	05/15/20	8,614
USD 4,247,378	THB 132,053,095	Barclays Bank PLC	05/15/20	222,856
USD 266,000	IDR 4,365,804,800	Barclays Bank PLC	05/15/20	(122)
USD 5,259,889	RUB 333,016,190	Barclays Bank PLC	05/15/20	1,021,352
PHP 103,744,096	USD 1,996,000	Barclays Bank PLC	05/15/20	22,973
USD 886,000	PHP 45,174,482	Barclays Bank PLC	05/15/20	6,855
USD 3,894,774	ZAR 57,687,594	Barclays Bank PLC	05/15/20	689,845
USD 1,396,000	THB 43,254,641	Barclays Bank PLC	05/15/20	77,748
USD 1,007,000	RUB 64,351,630	Barclays Bank PLC	05/15/20	187,950
USD 2,203,076	HUF 673,047,787	Barclays Bank PLC	05/15/20	143,081
USD 3,193,518	MYR 13,034,344	Barclays Bank PLC	05/15/20	172,281
USD 5,804,877	BRL 24,522,553	BNP Paribas	05/15/20	1,099,390
USD 321,000	MXN 6,091,879	BNP Paribas	05/15/20	65,870
USD 209,000	PLN 885,351	BNP Paribas	05/15/20	(4,960)
THB 6,294,572	USD 193,000	BNP Paribas	05/15/20	(1,163)
SGD 305,095	USD 224,601	BNP Paribas	05/15/20	(9,798)
IDR 11,926,306,170	USD 863,000	BNP Paribas	05/15/20	(136,020)
USD 112,431	PHP 5,740,219	BNP Paribas	05/15/20	720
USD 4,924,821	PLN 19,116,461	BNP Paribas	05/15/20	305,008
USD 1,148,000	HUF 348,206,998	Citibank N.A.	05/15/20	82,244
USD 1,669,000	ZAR 24,918,592	Citibank N.A.	05/15/20	284,607
USD 1,449,000	RUB 114,470,275	Citibank N.A.	05/15/20	(7,946)
USD 451,000	CLP 379,106,090	Citibank N.A.	05/15/20	7,533
USD 1,185,000	COP 4,021,617,450	Citibank N.A.	05/15/20	198,051
USD 926,000	PEN 3,263,409	Citibank N.A.	05/15/20	(23,095)
USD 1,080,000	MXN 26,535,412	Citibank N.A.	05/15/20	(31,313)
ZAR 19,085,375	USD 1,087,000	Citibank N.A.	05/15/20	(26,681)
USD 1,509,179	RON 6,576,921	Citibank N.A.	05/15/20	13,782
USD 3,763,501	TRY 22,905,723	Citibank N.A.	05/15/20	343,762
USD 5,657,909	MXN 107,706,363	Citibank N.A.	05/15/20	1,147,127
USD 883,033	PEN 2,961,253	Citibank N.A.	05/15/20	21,814
USD 2,575,027	COP 8,795,494,143	Citibank N.A.	05/15/20	416,516
TRY 9,619,813	USD 1,576,000	Citibank N.A.	05/15/20	(139,798)
RON 426,341	USD 95,000	Citibank N.A.	05/15/20	1,937
CZK 21,203,869	USD 931,000	Citibank N.A.	05/15/20	(77,538)
USD 1,746,000	BRL 7,441,976	Credit Suisse International	05/15/20	318,004
USD 1,689,788	CLP 1,330,432,675	HSBC Bank USA N.A.	05/15/20	133,487
USD 5,925,278	IDR 81,555,526,220	HSBC Bank USA N.A.	05/15/20	953,979
HUF 395,828,389	USD 1,210,000	JPMorgan Chase Bank N.A.	05/15/20	1,510
CZK 1,873,741	USD 74,000	JPMorgan Chase Bank N.A.	05/15/20	1,419
USD 879,000	TRY 5,747,778	JPMorgan Chase Bank N.A.	05/15/20	20,878
BRL 7,961,967	USD 1,566,000	JPMorgan Chase Bank N.A.	05/15/20	(38,226)
USD 8,250,000	EUR 7,583,750	JPMorgan Chase Bank N.A.	06/05/20	(135,043)
				$ 7,506,950

At March 31, 2020, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	1,523	06/19/20	$ 211,221,063	$ 499,941
U.S. Treasury 2-Year Note	1,244	06/30/20	274,156,218	243,756
U.S. Treasury 5-Year Note	899	06/30/20	112,698,078	1,896,877
U.S. Treasury Long Bond	521	06/19/20	93,291,563	6,310,740
U.S. Treasury Ultra Long Bond	781	06/19/20	173,284,375	15,020,486
			$ 864,651,297	$ 23,971,800
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(1,598)	06/19/20	(249,337,938)	(5,201,143)
			$ (249,337,938)	$ (5,201,143)

At March 31, 2020, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 2	Buy	5.000	12/20/24	USD 89,966,940	$ 5,701,025	$ 12,759,829
CDX North American High Yield Index, Series 34, Version 1	Buy	(5.000)	06/20/25	USD 166,645,000	10,698,609	3,438,652
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR 23,182,000	523,928	4,037,318
					$ 16,923,562	$ 20,235,799

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call EUR vs. Put NOK	Bank of America N.A.	05/11/20	10.500	EUR	24,322,000	$ 73,036	$ 2,396,506
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	05/11/20	0.650	USD	25,873,250	99,074	1,521,016
Put EUR vs. Call NOK	Bank of America N.A.	05/11/20	9.900	EUR	24,322,000	86,448	16,922
Put USD vs. Call AUD	Morgan Stanley Capital Services LLC	05/11/20	0.690	USD	27,465,450	104,528	16,650
						$ 363,086	$ 3,951,094

At March 31, 2020, the following OTC written foreign currency options were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Call EUR vs. Put NOK	Bank of America N.A.	05/11/20	10.300	EUR	24,322,000	$ 169,841	$ (2,841,894)
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	05/11/20	0.665	USD	26,470,325	231,506	(2,065,289)
						$ 401,347	$ (4,907,183)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,524,308,493.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 152,652,493
Gross Unrealized Depreciation	(200,609,539)
Net Unrealized Depreciation	$ (47,957,046)